UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2025

Date of reporting period:	2/28/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Floating Rate Income Fund
Class A:
FRFAX
ANNUAL SHAREHOLDER REPORT – February 28, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Floating Rate Income Fund (the “Fund”) for the
period of March 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
 You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class A	$115	1.10%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US leveraged loans benefited from generally benign inflation data, better-than-feared corporate earnings, and resilient economic data. Higher short-term interest rates, strong investor demand, and robust collateralized loan obligation (CLO) formation provided a str
ong technical
backdrop for the asset class, driving loan prices higher over the reporting period. However, with rising costs of capital eventually taking their toll on lower credit quality loan issuers, the par-weighted loan default rate ended the period at 3.90%, up 55 basis points (bps) over the prior 12 months. (One basis point equals 0.01%.) Gross loan issuance was robust over the period, totaling $1.4 trillion, with refinancing and repricing activity accounting for the bulk of that total. Excluding refinancings and repricings, net issuance totaled just $186 billion.
■
The following contributed the most to the Fund’s performance relative to the Index during the period: overall security selection, with selection in the electric & water, health care & pharmaceutical, and banking industries contributing the most; overall sector allocation, with overweights to
CLO AAs and emerging-markets high yield contributing the most; although overall industry allocation detracted slightly from performance, underweights to technology, transportation & environmental services, and automotive, contributed. From a market perspective, having more risk, on average, than the Index was also a strong contributor.
■
While overall sector allocation contributed to the Fund’s performance during the period, an overweight to the US high yield sector and an underweight to US bank loans detracted the most. Although overall security selection contributed to performance, selection in consumer non-cyclical, media & entertainment, and chemicals detracted. Overall industry allocation also detracted slightly from performance, with overweights to telecom and cable & satellite, and an underweight to health care & pharmaceuticals detracting the most.
■
During the period, the Fund used sovereign futures to help manage its duration and yield curve exposure and to reduce its sensitivity to changes in the levels of interest rates. Overall, this strategy had a positive impact on performance. The Fund also used credit derivatives in the form of the Credit Default Swap Index (CDX) to manage credit risk. The use of CDX contributed to the Fund’s performance. In addition, the
Fund also used foreign currency exchange contracts, but they had no impact on performance.
MF211EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 28, 2015 to February 28, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	5.82%	5.58%	4.50%
Class A without sales charges	8.25%	6.06%	4.74%
Bloomberg US Aggregate Bond Index*	5.81%	-0.52%	1.51%
S&P UBS Leveraged Loan Index	8.19%	6.09%	5.05%

*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND
ST
ATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 2,468,892,801
Number of fund holdings	533
Total advisory fees paid for the year	$ 11,501,286
Portfolio turnover rate for the year	86%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	1.7
AA	19.5
A	3.3
BBB	14.0
BB	22.4
B	38.4
CCC	3.0
C	0.1
Not Rated	3.6
Cash/Cash Equivalents	(6.0)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to c hange
.
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since March 1, 2024:
For the year ended February 28, 2025, the total annual Fund operating expenses after waivers and/or expense reimbursement for Class A shares increased from 1.00% in the year ended February 29, 2024 to 1.10% due to interest expense on reverse repurchase agreements.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Floating Rate Income Fund

SHARE CLASS	A
NASDAQ	FRFAX
CUSIP	74439V602
MF211EA

PGIM Floating Rate Income Fund
Class C:
FRFCX
ANNUAL SHAREHOLDER REPORT – February 28, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Floating Rate Income Fund (the “Fund”) for the
period of March 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class C	$191	1.84%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US leveraged loans benefited from generally benign inflation data, better-than-feared corporate earnings, and resilient economic data. Higher short-term interest rates, strong investor demand, and robust collateralized loan obligation (CLO) formation provided a strong technical backdrop for the asset class, driving loan prices higher over the reporting period. However, with rising costs of capital eventually taking their toll on lower credit quality loan issuers, the par-weighted loan default rate ended the period at 3.90%, up 55 basis points (bps) over the prior 12 months. (One basis point equals 0.01%.) Gross loan issuance was robust over the period, totaling $1.4 trillion, with refinancing and repricing activity accounting for the bulk of that total. Excluding refinancings and repricings, net issuance totaled just $186 billion.
■
The following contributed the most to the Fund’s performance relative to the Index during the period: overall security selection, with selection in the electric & water, health care & pharmaceutical, and banking industries contributing the most; overall sector allocation, with overweights to
CLO AAs and emerging-markets high yield contributing the most; although overall industry allocation detracted slightly from performance, underweights to technology, transportation & environmental services, and automotive, contributed. From a market perspective, having more risk, on average, than the Index was also a strong contributor.
■
While overall sector allocation contributed to the Fund’s performance during the period, an overweight to the US high yield sector and an underweight to US bank loans detracted the most. Although overall security selection contributed to performance, selection in consumer non-cyclical, media & entertainment, and chemicals detracted. Overall industry allocation also detracted slightly from performance, with overweights to telecom and cable & satellite, and an underweight to health care & pharmaceuticals detracting the most.
■
During the period, the Fund used sovereign futures to help manage its duration and yield curve exposure and to reduce its sensitivity to changes in the levels of interest rates. Overall, this strategy had a positive impact on performance. The Fund also used credit derivatives in the form of the Credit Default Swap Index (CDX) to manage credit risk. The use of CDX contributed to the Fund’s performance. In addition, the
Fund also used foreign currency exchange contracts, but they had no impact on performance.
MF211EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fe
es and/or expense reimbursements, if any, the returns would
have been lower.

Cumulative Performance: February 28, 2015 to February 28, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	6.45%	5.30%	3.97%
Class C without sales charges	7.45%	5.30%	3.97%
Bloomberg US Aggregate Bond Index*	5.81%	-0.52%	1.51%
S&P UBS Leveraged Loan Index	8.19%	6.09%	5.05%

*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 2,468,892,801
Number of fund holdings	533
Total advisory fees paid for the year	$ 11,501,286
Portfolio turnover rate for the year	86%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	1.7
AA	19.5
A	3.3
BBB	14.0
BB	22.4
B	38.4
CCC	3.0
C	0.1
Not Rated	3.6
Cash/Cash Equivalents	(6.0)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since March 1, 2024:
For the year ended February 28, 2025, the total annual Fund operating expenses after waivers and/or expense reimbursement for Class C shares increased from 1.75% in the year ended February 29, 2024 to 1.84% due to interest expense on reverse repurchase agreements.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Floating Rate Income Fund

SHARE CLASS	C
NASDAQ	FRFCX
CUSIP	74439V701
MF211EC

PGIM Floating Rate Income Fund
Class Z:
FRFZX
ANNUAL SHAREHOLDER REPORT – February 28, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Floating Rate Income Fund (the “Fund”) for the
period of March 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class Z	$89	0.85%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US leveraged loans benefited from generally benign inflation data, better-than-feared corporate earnings, and resilient economic data. Higher short-term interest rates, strong investor demand, and robust collateralized loan obligation (CLO) formation provided a strong technical backdrop for the asset class, driving loan prices higher over the reporting period. However, with rising costs of capital eventually taking their toll on lower credit quality loan issuers, the par-weighted loan default rate ended the period at 3.90%, up 55 basis points (bps) over the prior 12 months. (One basis point equals 0.01%.) Gross loan issuance was robust over the period, totaling $1.4 trillion, with refinancing and repricing activity accounting for the bulk of that total. Excluding refinancings and repricings, net issuance totaled just $186 billion.
■
The following contributed the most to the Fund’s performance relative to the Index during the period: overall security selection, with selection in the electric & water, health care & pharmaceutical, and banking industries contributing the most; overall sector allocation, with overweights to
CLO AAs and emerging-markets high yield contributing the most; although overall industry allocation detracted slightly from performance, underweights to technology, transportation & environmental services, and automotive, contributed. From a market perspective, having more risk, on average, than the Index was also a strong contributor.
■
While overall sector allocation contributed to the Fund’s performance during the period, an overweight to the US high yield sector and an underweight to US bank loans detracted the most. Although overall security selection contributed to performance, selection in consumer non-cyclical, media & entertainment, and chemicals detracted. Overall industry allocation also detracted slightly from performance, with overweights to telecom and cable & satellite, and an underweight to health care & pharmaceuticals detracting the most.
■
During the period, the Fund used sovereign futures to help manage its duration and yield curve exposure and to reduce its sensitivity to changes in the levels of interest rates. Overall, this strategy had a positive impact on performance. The Fund also used credit derivatives in the form of the Credit Default Swap Index (CDX) to manage credit risk. The use of CDX contributed to the Fund’s performance. In addition, the
Fund also used foreign currency exchange contracts, but they had no impact on performance.
MF211EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 28, 2015 to February 28, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	8.52%	6.33%	5.00%
Bloomberg US Aggregate Bond Index*	5.81%	-0.52%	1.51%
S&P UBS Leveraged Loan Index	8.19%	6.09%	5.05%

*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 2,468,892,801
Number of fund holdings	533
Total advisory fees paid for the year	$ 11,501,286
Portfolio turnover rate for the year	86%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	1.7
AA	19.5
A	3.3
BBB	14.0
BB	22.4
B	38.4
CCC	3.0
C	0.1
Not Rated	3.6
Cash/Cash Equivalents	(6.0)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since March 1, 2024:
For the year ended February 28, 2025, the total annual Fund operating expenses after waivers and/or expense reimbursement for Class Z shares increased from 0.76% in the year ended February 29, 2024 to 0.85% due to interest expense on reverse repurchase agreements.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Floating Rate Income Fund

SHARE CLASS	Z
NASDAQ	FRFZX
CUSIP	74439V800
MF211EZ

PGIM Floating Rate Income Fund
Class R6:
PFRIX
ANNUAL SHAREHOLDER REPORT – February 28, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Floating Rate Income Fund (the “Fund”) for the
period of March 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class R6	$82	0.79%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US leveraged loans benefited from generally benign inflation data, better-than-feared corporate earnings, and resilient economic data. Higher short-term interest rates, strong investor demand, and robust collateralized loan obligation (CLO) formation provided a strong technical backdrop for the asset class, driving loan prices higher over the reporting period. However, with rising costs of capital eventually taking their toll on lower credit quality loan issuers, the par-weighted loan default rate ended the period at 3.90%, up 55 basis points (bps) over the prior 12 months. (One basis point equals 0.01%.) Gross loan issuance was robust over the period, totaling $1.4 trillion, with refinancing and repricing activity accounting for the bulk of that total. Excluding refinancings and repricings, net issuance totaled just $186 billion.
■
The following contributed the most to the Fund’s performance relative to the Index during the period: overall security selection, with selection in the electric & water, health care & pharmaceutical, and banking industries contributing the most; overall sector allocation, with overweights to
CLO AAs and emerging-markets high yield contributing the most; although overall industry allocation detracted slightly from performance, underweights to technology, transportation & environmental services, and automotive, contributed. From a market perspective, having more risk, on average, than the Index was also a strong contributor.
■
While overall sector allocation contributed to the Fund’s performance during the period, an overweight to the US high yield sector and an underweight to US bank loans detracted the most. Although overall security selection contributed to performance, selection in consumer non-cyclical, media & entertainment, and chemicals detracted. Overall industry allocation also detracted slightly from performance, with overweights to telecom and cable & satellite, and an underweight to health care & pharmaceuticals detracting the most.
■
During the period, the Fund used sovereign futures to help manage its duration and yield curve exposure and to reduce its sensitivity to changes in the levels of interest rates. Overall, this strategy had a positive impact on performance. The Fund also used credit derivatives in the form of the Credit Default Swap Index (CDX) to manage credit risk. The use of CDX contributed to the Fund’s performance. In addition, the
Fund also used foreign currency exchange contracts, but they had no impact on performance.
MF211ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: April 27, 2015 to February 28, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	8.69%	6.40%	5.00% (4/27/2015)
Bloomberg US Aggregate Bond Index*	5.81%	-0.52%	1.52%
S&P UBS Leveraged Loan Index	8.19%	6.09%	5.00%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of r eturn
s. Sin
ce In
ception returns for the Indexes are measured from the month-end closest to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 2,468,892,801
Number of fund holdings	533
Total advisory fees paid for the year	$ 11,501,286
Portfolio turnover rate for the year	86%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	1.7
AA	19.5
A	3.3
BBB	14.0
BB	22.4
B	38.4
CCC	3.0
C	0.1
Not Rated	3.6
Cash/Cash Equivalents	(6.0)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since March 1, 2024:
For the year ended February 28, 2025, the total annual Fund operating expenses after waivers and/or expense reimbursement for Class R6 shares increased from 0.71% in the year ended February 29, 2024 to 0.79% due to interest expense on reverse repurchase agreements.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Floating Rate Income Fund

SHARE CLASS	R6
NASDAQ	PFRIX
CUSIP	74439V883
MF211ER6

PGIM Government Income Fund
Class A:
PGVAX
ANNUAL SHAREHOLDER REPORT – February 28, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class A	$89	0.87%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated, as inflation slowed and employment data showed signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a 50-basis-point
(bp) rate cut, followed by two separate 25-bp cuts. (One basis point equals 0.01%.) The US Treasury curve re-steepened amid increased market volatility due to election, fiscal, and policy uncertainty. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate ex Credit Index (the Index) during the period: security selection in US Treasuries, sovereign credits, mortgage-backed securities (MBS), agency commercial mortgage-backed securities (CMBS), and AAA collateralized loan obligations (CLOs); overweights to the AAA CLO, agency CMBS, and MBS sectors; having more risk over the period (on average) than the Index (from a market perspective); and the Fund’s yield curve positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: an overweight to the sovereign credit sector; and the Fund’s duration positioning. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
During the period, the Fund utilized derivatives in the form of US Treasury swaps and financial futures to help manage duration positioning and yield curve exposure. Overall, the use of these derivatives had a negative impact on performance.
MF128EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 28, 2015 to February 28, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	2.04%	-2.45%	-0.03%
Class A without sales charges	5.47%	-1.81%	0.30%
Bloomberg US Aggregate Bond Index*	5.81%	-0.52%	1.51%
Bloomberg US Aggregate ex-Credit Index	5.57%	-0.80%	1.11%
Bloomberg US Government Bond Index	4.95%	-1.10%	1.02%

*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 248,382,849
Number of fund holdings	351
Total advisory fees paid for the year	$ 996,809
Portfolio turnover rate for the year	91%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	97.9
Cash/Cash Equivalents	2.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since March 1, 2024:
For the year ended February 28, 2025, the total annual Fund operating expenses after waivers and/or expense reimbursement for Class A shares decreased from 1.06% in the year ended February 29, 2024 to 0.87% primarily due to a decrease in the Fund's transfer agent fees.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Government Income Fund

SHARE CLASS	A
NASDAQ	PGVAX
CUSIP	74439V107
MF128EA

PGIM Government Income Fund
Class C:
PRICX
ANNUAL SHAREHOLDER REPORT – February 28, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class C	$204	2.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated, as inflation slowed and employment data showed signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a 50-basis-point
(bp) rate cut, followed by two separate 25-bp cuts. (One basis point equals 0.01%.) The US Treasury curve re-steepened amid increased market volatility due to election, fiscal, and policy uncertainty. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate ex Credit Index (the Index) during the period: security selection in US Treasuries, sovereign credits, mortgage-backed securities (MBS), agency commercial mortgage-backed securities (CMBS), and AAA collateralized loan obligations (CLOs); overweights to the AAA CLO, agency CMBS, and MBS sectors; having more risk over the period (on average) than the Index (from a market perspective); and the Fund’s yield curve positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: an overweight to the sovereign credit sector; and the Fund’s duration positioning. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
During the period, the Fund utilized derivatives in the form of US Treasury swaps and financial futures to help manage duration positioning and yield curve exposure. Overall, the use of these derivatives had a negative impact on performance.
MF128EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 28, 2015 to February 28, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	3.28%	-2.72%	-0.55%
Class C without sales charges	4.28%	-2.72%	-0.55%
Bloomberg US Aggregate Bond Index*	5.81%	-0.52%	1.51%
Bloomberg US Aggregate ex-Credit Index	5.57%	-0.80%	1.11%
Bloomberg US Government Bond Index	4.95%	-1.10%	1.02%

*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 248,382,849
Number of fund holdings	351
Total advisory fees paid for the year	$ 996,809
Portfolio turnover rate for the year	91%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	97.9
Cash/Cash Equivalents	2.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com
/in
vestments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Government Income Fund

SHARE CLASS	C
NASDAQ	PRICX
CUSIP	74439V305
MF128EC

PGIM Government Income Fund
Class R:
JDRVX
ANNUAL SHAREHOLDER REPORT – February 28, 2025
This a
nnual shareholder report
contains important information about the Class R shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class R	$126	1.23%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated, as inflation slowed and employment data showed signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a 50-basis-point
(bp) rate cut, followed by two separate 25-bp cuts. (One basis point equals 0.01%.) The US Treasury curve re-steepened amid increased market volatility due to election, fiscal, and policy uncertainty. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate ex Credit Index (the Index) during the period: security selection in US Treasuries, sovereign credits, mortgage-backed securities (MBS), agency commercial mortgage-backed securities (CMBS), and AAA collateralized loan obligations (CLOs); overweights to the AAA CLO, agency CMBS, and MBS sectors; having more risk over the period (on average) than the Index (from a market perspective); and the Fund’s yield curve positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: an overweight to the sovereign credit sector; and the Fund’s duration positioning. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
During the period, the Fund utilized derivatives in the form of US Treasury swaps and financial futures to help manage duration positioning and yield curve exposure. Overall, the use of these derivatives had a negative impact on performance.
MF128ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 28, 2015 to February 28, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	5.08%	-2.07%	0.03%
Bloomberg US Aggregate Bond Index*	5.81%	-0.52%	1.51%
Bloomberg US Aggregate ex-Credit Index	5.57%	-0.80%	1.11%
Bloomberg US Government Bond Index	4.95%	-1.10%	1.02%

*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 248,382,849
Number of fund holdings	351
Total advisory fees paid for the year	$ 996,809
Portfolio turnover rate for the year	91%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	97.9
Cash/Cash Equivalents	2.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Government Income Fund

SHARE CLASS	R
NASDAQ	JDRVX
CUSIP	74439V503
MF128ER

PGIM Government Income Fund
Class Z:
PGVZX
ANNUAL SHAREHOLDER REPORT – February 28, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class Z	$49	0.48%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated, as inflation slowed and employment data showed signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a 50-basis-point
(bp) rate cut, followed by two separate 25-bp cuts. (One basis point equals 0.01%.) The US Treasury curve re-steepened amid increased market volatility due to election, fiscal, and policy uncertainty. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate ex Credit Index (the Index) during the period: security selection in US Treasuries, sovereign credits, mortgage-backed securities (MBS), agency commercial mortgage-backed securities (CMBS), and AAA collateralized loan obligations (CLOs); overweights to the AAA CLO, agency CMBS, and MBS sectors; having more risk over the period (on average) than the Index (from a market perspective); and the Fund’s yield curve positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: an overweight to the sovereign credit sector; and the Fund’s duration positioning. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
During the period, the Fund utilized derivatives in the form of US Treasury swaps and financial futures to help manage duration positioning and yield curve exposure. Overall, the use of these derivatives had a negative impact on performance.
MF128EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 28, 2015 to February 28, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	5.89%	-1.29%	0.71%
Bloomberg US Aggregate Bond Index*	5.81%	-0.52%	1.51%
Bloomberg US Aggregate ex-Credit Index	5.57%	-0.80%	1.11%
Bloomberg US Government Bond Index	4.95%	-1.10%	1.02%

*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 248,382,849
Number of fund holdings	351
Total advisory fees paid for the year	$ 996,809
Portfolio turnover rate for the year	91%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	97.9
Cash/Cash Equivalents	2.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Government Income Fund

SHARE CLASS	Z
NASDAQ	PGVZX
CUSIP	74439V404
MF128EZ

PGIM Government Income Fund
Class R6:
PGIQX
ANNUAL SHAREHOLDER REPORT – February 28, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class R6	$48	0.47%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated, as inflation slowed and employment data showed signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a 50-basis-point
(bp) rate cut, followed by two separate 25-bp cuts. (One basis point equals 0.01%.) The US Treasury curve re-steepened amid increased market volatility due to election, fiscal, and policy uncertainty. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate ex Credit Index (the Index) during the period: security selection in US Treasuries, sovereign credits, mortgage-backed securities (MBS), agency commercial mortgage-backed securities (CMBS), and AAA collateralized loan obligations (CLOs); overweights to the AAA CLO, agency CMBS, and MBS sectors; having more risk over the period (on average) than the Index (from a market perspective); and the Fund’s yield curve positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: an overweight to the sovereign credit sector; and the Fund’s duration positioning. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
During the period, the Fund utilized derivatives in the form of US Treasury swaps and financial futures to help manage duration positioning and yield curve exposure. Overall, the use of these derivatives had a negative impact on performance.
MF128ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 9, 2016 to February 28 , 2025 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	5.90%	-1.31%	0.40% (8/9/2016)
Bloomberg US Aggregate Bond Index*	5.81%	-0.52%	1.14%
Bloomberg US Aggregate ex-Credit Index	5.57%	-0.80%	0.72%
Bloomberg US Government Bond Index	4.95%	-1.10%	0.56%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the month-end closest to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 248,382,849
Number of fund holdings	351
Total advisory fees paid for the year	$ 996,809
Portfolio turnover rate for the year	91%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	97.9
Cash/Cash Equivalents	2.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Government Income Fund

SHARE CLASS	R6
NASDAQ	PGIQX
CUSIP	74439V875
MF128ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a) (1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended February 28, 2025, and February 29, 2024, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $112,300 and $106,000, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended February 28, 2025, and February 29, 2024: none.

(c)	Tax Fees

For the fiscal years ended February 28, 2025, and February 29, 2024: none.

(d)	All Other Fees

For the fiscal years ended February 28, 2025, and February 29, 2024: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended February 28, 2025	Fiscal Year Ended February 29, 2024
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended February 28, 2025, and February 29, 2024 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 –	11 (Refer to Reports below)

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 14

PGIM Floating Rate Income Fund

PGIM Government Income Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

FEBRUARY 28, 2025

Table of Contents	Financial Statements and Other Information	February 28, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1

PGIM Floating Rate Income Fund	3

PGIM Government Income Fund	60

Notes to Financial Statements	84

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

Aces—Alternative Credit Enhancements Securities

BNP—BNP Paribas S.A.

BNYM—Bank of New York Mellon

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CLO—Collateralized Loan Obligation

CPI—Consumer Price Index

CVR—Contingent Value Rights

DAC—Designated Activity Company

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

iBoxx—Bond Market Indices

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

N/A—Not Applicable

NAB—National Australia Bank Ltd.

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

UMBS—Uniform Mortgage-Backed Securities

USOIS—United States Overnight Index Swap

PGIM Floating Rate Income Fund

Schedule of Investments

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 104.6%

ASSET-BACKED SECURITIES 20.6%

Collateralized Loan Obligations 20.5%

Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class BR2, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.240%(c)	07/22/37		10,000	$10,072,593
Apex Credit CLO LLC (Cayman Islands),
Series 2021-02A, Class A2, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)	6.405(c)	10/20/34		4,725	4,724,192
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2023-21A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.293(c)	07/20/35		5,000	5,037,321
Series 2024-24A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	6.193(c)	01/20/38		10,000	10,036,551
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.952(c)	07/15/30		14,250	14,262,152
Avoca Capital CLO Ltd. (Ireland),
Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	4.135(c)	04/15/35	EUR	3,750	3,871,325
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2023-03A, Class B, 144A, 3 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.997(c)	07/24/36		16,525	16,648,939
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class BR, 144A, 3 Month SOFR + 1.740% (Cap N/A, Floor 1.740%)	6.036(c)	01/20/38		10,000	10,053,177
Series 2023-02A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.293(c)	10/20/35		5,000	5,189,834
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class BR, 144A, 3 Month SOFR + 1.982% (Cap N/A, Floor 1.720%)	6.278(c)	04/24/34		5,000	5,002,500
Series 2021-20A, Class BR, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	6.010(c)	04/15/38		15,000	15,000,000
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.102(c)	07/15/37		11,500	11,508,597
Carlyle US CLO Ltd. (Cayman Islands),
Series 2023-05A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.950(c)	01/27/36		18,250	18,480,875

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 3

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

CIFC European Funding CLO DAC (Ireland),
Series 03A, Class B1, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 1.500%)	4.285%(c)	01/15/34	EUR	2,000	$2,072,361
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class BR3, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.053(c)	07/17/37		9,650	9,644,463
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-29A, Class BR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.000%)	6.255(c)	10/20/34		15,000	15,000,000
CQS US CLO Ltd. (Cayman Islands),
Series 2021-01A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.043(c)	01/20/35		12,400	12,437,901
Elevation CLO Ltd. (Cayman Islands),
Series 2020-11A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.302(c)	10/15/37		8,125	8,176,148
Series 2021-13A, Class BR, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.917(c)	07/15/34		7,500	7,500,728
Series 2021-14A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.023(c)	01/20/38		11,000	10,997,965
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.050% (Cap N/A, Floor 3.050%)	7.337(c)	10/14/35		10,000	10,155,387
Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.533(c)	10/20/37		9,275	9,345,691
Golub Capital Partners CLO Ltd. (United Kingdom),
Series 2023-68A, Class B, 144A, 3 Month SOFR + 2.800% (Cap N/A, Floor 2.800%)	7.100(c)	07/25/36		18,600	18,748,800
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.592(c)	04/26/31		561	561,615
Guggenheim CLO Ltd. (Cayman Islands),
Series 2022-02A, Class B, 144A, 3 Month SOFR + 3.800% (Cap N/A, Floor 3.800%)	8.102(c)	01/15/35		3,750	3,768,521
Hayfin US Ltd. (Cayman Islands),
Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.500(c)	04/28/37		13,500	13,592,564
HPS Loan Management Ltd. (Cayman Islands),
Series 2023-18A, Class B, 144A, 3 Month SOFR + 2.950% (Cap N/A, Floor 2.950%)	7.243(c)	07/20/36		17,900	18,052,150

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

KKR CLO Ltd. (Cayman Islands),
Series 2022-41A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	6.202%(c)	04/15/35	12,500	$12,503,740
Series 32A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.402(c)	04/15/37	4,000	4,028,195
LCM Ltd. (Cayman Islands),
Series 33A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.650%)	6.205(c)	07/20/34	1,300	1,295,568
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class BR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)	6.213(c)	04/18/37	11,000	11,031,441
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class BR2, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.926(c)	03/15/38	15,000	15,000,000
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	6.344(c)	07/15/31	9,250	9,246,433
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.393(c)	07/20/37	7,650	7,692,077
Ocean Trails CLO Ltd. (United Kingdom),
Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.802(c)	01/15/37	4,250	4,294,308
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2019-03A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.102(c)	07/15/37	8,100	8,144,523
Octagon Investment Partners Ltd.,
Series 2017-01A, Class BR3, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.411(c)	10/31/37	7,600	7,588,912
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class B, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.543(c)	04/20/37	5,000	5,052,168
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.105(c)	01/20/38	10,550	10,567,081
PPM CLO Ltd. (Cayman Islands),
Series 2019-02A, Class BR2, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.558(c)	04/16/37	3,250	3,265,186

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 5

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Rad CLO Ltd. (Cayman Islands),
Series 2023-19A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.943%(c)	04/20/35		18,900	$18,945,655
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class B, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.890(c)	09/06/37		13,500	13,483,677
Signal Peak CLO Ltd. (Cayman Islands),
Series 2021-09A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.189(c)	01/21/38		9,185	9,200,341
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class BR, 144A, 3 Month SOFR + 2.450% (Cap N/A, Floor 2.450%)	6.743(c)	01/20/37		17,200	17,385,764
Sound Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class DR, 144A, 3 Month SOFR + 3.612% (Cap N/A, Floor 3.350%)	7.912(c)	10/25/34		1,500	1,503,742
St. Pauls CLO (Netherlands),
Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	4,500	4,313,793
TCW CLO Ltd. (Cayman Islands),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 0.000%)	0.000(c)	01/20/38		15,000	15,000,000
Tikehau US CLO Ltd. (Bermuda),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.206(c)	01/20/38		12,150	12,144,271
Series 2022-02A, Class BR, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.043(c)	01/20/36		12,000	12,138,001
Trinitas CLO Ltd. (Cayman Islands),
Series 2021-15A, Class B1, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	6.252(c)	04/22/34		8,350	8,317,937
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class BR, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.650%)	6.214(c)	10/17/32		8,650	8,662,514
Wellfleet CLO Ltd. (Cayman Islands),
Series 2021-02A, Class B, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	6.364(c)	07/15/34		2,850	2,850,853

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Wind River CLO Ltd. (Cayman Islands),
Series 2021-03A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.021%(c)	04/20/38	11,000	$10,997,976
Zais CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	6.754(c)	07/15/31	1,500	1,504,226

				506,100,732

Other 0.1%

Sierra Timeshare Receivables Funding LLC,
Series 2023-02A, Class D, 144A	9.720	04/20/40	1,374	1,422,017

TOTAL ASSET-BACKED SECURITIES (cost $503,846,908)				507,522,749

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.5%

BX Trust,
Series 2025-DIME, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.310(c)	02/15/35	4,750	4,731,797
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)	6.751(c)	02/15/42	2,350	2,344,121
ROCK Trust,
Series 2024-CNTR, Class E, 144A	8.819	11/13/41	5,000	5,312,131

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $12,094,128)				12,388,049

CORPORATE BONDS 14.6%

Airlines 0.2%

VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A(a)	6.375	02/01/30	375	338,136
Sr. Unsec’d. Notes, 144A(a)	7.875	05/01/27	3,575	3,538,177

				3,876,313

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 7

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment 0.0%

Dana, Inc.,
Sr. Unsec’d. Notes(a)	4.500%	02/15/32	680	$633,477

Banks 10.8%

Bank of America Corp.,
Jr. Sub. Notes, Series RR	4.375(ff)	01/27/27(oo)	5,384	5,249,476
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes	7.350(ff)	04/27/85	31,000	31,035,166
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	9,870	10,089,354
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	6,295	6,311,739
Jr. Sub. Notes, Series FF	6.950(ff)	02/15/30(oo)	15,435	15,578,809
Jr. Sub. Notes, Series X(v)	3.875(ff)	02/18/26(oo)	26,500	25,963,173
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes	6.850(ff)	02/10/30(oo)	20,435	20,829,224
Jr. Sub. Notes, Series R	7.560(ff)	08/10/25(oo)	9,444	9,524,938
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	12,609	12,154,482
Jr. Sub. Notes, Series V(v)	4.125(ff)	11/10/26(oo)	20,058	19,444,336
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II(v)	4.000(ff)	04/01/25(oo)	23,015	23,021,402
Jr. Sub. Notes, Series OO	6.500(ff)	04/01/30(oo)	7,915	8,096,990
Royal Bank of Canada (Canada),
Jr. Sub. Notes	6.350(ff)	11/24/84	6,500	6,255,983
Jr. Sub. Notes(v)	7.500(ff)	05/02/84	14,250	14,713,125
State Street Corp.,
Jr. Sub. Notes, Series J	6.700(ff)	09/15/29(oo)	100	102,285
Sumitomo Mitsui Financial Group, Inc. (Japan),
Jr. Sub. Notes	6.600(ff)	06/05/34(oo)	2,725	2,772,687
Toronto-Dominion Bank (The) (Canada),
Jr. Sub. Notes(v)	7.250(ff)	07/31/84	30,255	30,574,874
U.S. Bancorp,
Jr. Sub. Notes(v)	3.700(ff)	01/15/27(oo)	8,613	8,223,096
Wells Fargo & Co.,
Jr. Sub. Notes	6.850(ff)	09/15/29(oo)	6,060	6,257,544
Jr. Sub. Notes, Series BB(v)	3.900(ff)	03/15/26(oo)	10,275	10,076,149

				266,274,832

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials 0.1%

Quikrete Holdings, Inc.,
Sr. Unsec’d. Notes, 144A	6.750%	03/01/33	2,715	$2,755,424

Chemicals 0.0%

Tronox, Inc.,
Gtd. Notes, 144A	4.625	03/15/29	175	156,463

Commercial Services 0.1%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	1,521	1,507,424
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	379,347
Hertz Corp. (The),
Gtd. Notes, 144A	5.000	12/01/29	200	138,027

				2,024,798

Diversified Financial Services 0.6%

American Express Co.,
Jr. Sub. Notes(v)	3.550(ff)	09/15/26(oo)	16,065	15,541,205

Electric 0.5%

Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	7,375	7,490,620
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	5,225	5,360,689

				12,851,309

Home Builders 0.2%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	835	773,993
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	4,200	3,801,000

				4,574,993

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 9

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Housewares 0.1%

SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A	6.500%	10/01/29		2,550	$1,511,415

Internet 0.2%

Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27		200	189,665
Sr. Unsec’d. Notes, 144A	5.625	09/15/28		200	185,797
United Group BV (Slovenia),
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 4.250% (Cap N/A, Floor 4.250%)	6.806(c)	02/01/29	EUR	4,000	4,215,795

					4,591,257

Media 0.3%

CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		200	142,598
Gtd. Notes, 144A	4.125	12/01/30		200	147,050
Gtd. Notes, 144A	5.375	02/01/28		475	407,701
Gtd. Notes, 144A	5.500	04/15/27		200	185,559
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		700	374,414
Sr. Unsec’d. Notes, 144A	5.000	11/15/31		2,157	1,126,354
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		200	115,056
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		450	303,006
Gtd. Notes	7.375	07/01/28		350	258,650
Gtd. Notes	7.750	07/01/26		1,000	891,283
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		2,800	2,955,386
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A(x)	4.500	09/15/26		200	173,746
Sr. Unsec’d. Notes, 144A(x)	6.500	09/15/28		200	139,674
Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.125	02/15/27		200	188,001
Sr. Sec’d. Notes, 144A	4.375	12/31/32		150	94,614
Sr. Sec’d. Notes, 144A	8.125	02/15/33		200	198,099

					7,701,191

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas 0.3%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes	7.875%	12/15/24(d)	6,725	$8,406
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	2,650	2,553,968
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	3,750	3,591,679
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^ 10.041		09/30/29	681	670,865
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^ 10.335		09/30/29	568	559,054

				7,383,972

Packaging & Containers 0.1%

Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A	6.000	09/15/28	3,250	3,229,687

Pipelines 0.3%

Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	8,540	8,683,870

Real Estate 0.1%

Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.375	02/01/31	1,745	1,557,330
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,025	985,465

				2,542,795

Real Estate Investment Trusts (REITs) 0.3%

Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	7,519	5,959,756
Gtd. Notes	9.750	06/15/25	75	75,002
Sr. Unsec’d. Notes	4.750	02/15/28	1,275	1,136,616

				7,171,374

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 11

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail 0.1%

Gap, Inc. (The),
Gtd. Notes, 144A	3.875%	10/01/31	2,195	$1,934,105

Telecommunications 0.3%

Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A^	0.000	12/31/30	149	—
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30	197	—
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%	10.942	05/25/27	3,107	3,099,346
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.000	04/15/31	1,000	777,401
Sec’d. Notes, 144A	4.875	06/15/29	150	130,210
Sr. Sec’d. Notes, 144A	10.500	04/15/29	375	420,022
Sr. Sec’d. Notes, 144A	10.500	05/15/30	423	461,330
Sr. Sec’d. Notes, 144A	11.000	11/15/29	1,923	2,180,504

				7,068,813

TOTAL CORPORATE BONDS (cost $363,204,462)				360,507,293

FLOATING RATE AND OTHER LOANS 65.8%

Advertising 0.3%

Summer (BC) Bidco B LLC (Luxembourg),
Extended Facility B1, 1 Month SOFR + 5.000% (Cap N/A, Floor 0.000%)	5.000(c)	02/15/29	6,421	6,426,917
Terrier Media Buyer, Inc.,
Term Facility, 3 Month SOFR + 3.600%	7.929(c)	06/18/29	1,970	1,808,648

				8,235,565

Aerospace & Defense 0.5%

Azorra Soar TLB Finance Limited (Cayman Islands),
Initial Term Loan, 3 Month SOFR + 3.500%^	7.859(c)	10/18/29	4,594	4,560,026
Kaman Corporation,
Delayed Draw Term Loan	— (p)	02/28/32	256	255,504

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Aerospace & Defense (cont’d.)

Kaman Corporation, (cont’d.)
Term B Loan	— %(p)	01/29/32	2,719	$2,702,392
Propulsion (BC) Finco,
Amendment No. 4 Replacement Term Loan, 3 Month SOFR + 3.250%	7.579(c)	09/14/29	1,216	1,222,208
Transdigm, Inc.,
Term Loan I, 3 Month SOFR + 2.750%	7.079(c)	08/24/28	1,638	1,641,742
Tranche K Term Loan, 3 Month SOFR + 2.750%	7.079(c)	03/22/30	1,836	1,838,134

				12,220,006

Agriculture 0.3%

Alltech, Inc.,
Term B Loan, 1 Month SOFR + 4.114%	8.438(c)	10/13/28	7,030	7,008,236

Airlines 0.4%

AAdvantage Loyalty IP Ltd.,
Initial Term Loan, 3 Month SOFR + 5.012%	9.305(c)	04/20/28	6,377	6,506,128
United Air Lines, Inc.,
Term B Loan, 3 Month SOFR + 2.000%	6.297(c)	02/22/31	2,965	2,962,318

				9,468,446

Auto Parts & Equipment 2.1%

Adient US LLC,
Term B-2 Loan, 1 Month SOFR + 2.250%	6.574(c)	01/31/31	1,425	1,420,547
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.074(c)	01/15/32	15,000	14,953,125
First Brands Group LLC,
2022-Ii Incremental Term Loan, 3 Month SOFR + 5.262%	9.552(c)	03/30/27	2,216	2,117,307
First Lien 2021 Term Loan, 3 Month SOFR + 5.262%	9.552(c)	03/30/27	5,535	5,304,546
Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%	13.052(c)	03/30/28	10,730	10,005,725

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 13

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Auto Parts & Equipment (cont’d.)

Tenneco, Inc.,
Term A Loan, 1 Month SOFR + 4.850%	9.167%(c)	11/17/28	8,074	$7,923,017
Term B Loan, 3 Month SOFR + 5.100%	9.425(c)	11/17/28	10,113	9,960,367

				51,684,634

Beverages 0.4%

Brewco Borrower LLC,
First -Out Term Loan^	8.064	04/05/28(d)	90	45,000
First-Out New Money Term Loan^	10.814	04/05/28(d)	4,529	2,264,506
Second Out Term Loan	9.564	04/05/28(d)	8,851	929,321
Super Priority Term Loan, 1 Month SOFR + 9.000%	13.309(c)	01/05/26(d)	1,127	1,070,727
Pegasus Bidco BV (Netherlands),
2024-2 Dollar Term Loan, 3 Month SOFR + 3.250%	7.573(c)	07/12/29	4,963	4,981,110

				9,290,664

Building Materials 2.5%

BCP VI Summit Holdings LP,
Initial Term Loan, 1 Month SOFR + 3.500%	7.824(c)	01/30/32	600	603,750
Cornerstone Building Brands, Inc.,
Term Loan, 1 Month SOFR + 5.625%	9.937(c)	08/01/28	8,497	8,391,011
CP Atlas Buyer, Inc.,
Term B Loan, 1 Month SOFR + 3.850%	8.174(c)	11/23/27	4,482	4,260,282
Eco Material Technologies, Inc.,
Initial Term Loan, 1 Month SOFR + 3.250%	7.568(c)	02/12/32	7,533	7,533,000
EMRLD Borrower LP,
Initial Term B Loan, 6 Month SOFR + 2.500%	6.933(c)	05/31/30	12,335	12,289,007
Second Amendment Incremental Term Loan, 3 Month SOFR + 2.500%	6.829(c)	08/04/31	3,142	3,132,306
Griffon Corporation,
Repriced Term Loan, 3 Month SOFR + 2.250%	6.410(c)	01/24/29	1,883	1,889,720
Knife River Corporation,
Term B Loan	— (p)	02/28/32	1,950	1,947,563
Phrg Intermediate, LLC,
Term B Loan^	— (p)	02/20/32	3,950	3,915,437
Quikrete Holdings, Inc.,
Term B Loan (2029), 1 Month SOFR + 2.250%	6.574(c)	03/19/29	5,370	5,363,288

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Building Materials (cont’d.)

Quikrete Holdings, Inc., (cont’d.)
Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	6.560%(c)	01/31/32	9,000 $		8,983,125
Vector WP HoldCo, Inc.,
Initial Term B Loan, 1 Month SOFR + 5.114%	9.438(c)	10/12/28		3,602	3,570,514

					61,879,003

Chemicals 3.7%

A-Ap Buyer, Inc.,
Initial Term Loan, 1 Month SOFR + 3.250%	7.574(c)	09/09/31		3,850	3,859,625
Consolidated Energy Finance SA (Switzerland),
2024 Incremental Term Loan, 3 Month SOFR + 4.500%	8.813(c)	11/15/30		4,963	4,788,813
Flint Group Packaging Inks North America Holdings LLC (Luxembourg),
Facility B USD, 1 Month SOFR + 4.250%	9.552(c)	12/31/26		5,675	5,495,165
First Lien Facility B, 1 Month SOFR + 6.900%	11.552(c)	12/31/27		4,904	4,143,903
Second Lien Facility B, 3 Month SOFR + 7.262%	11.552(c)	12/31/27		6,648	1,030,370
Geon Performance Solutions LLC,
2024 Refinancing Term Loan, 3 Month SOFR + 4.512%	8.840(c)	08/18/28		6,219	6,188,358
Ineos US Finance LLC (Luxembourg),
2030 Dollar Term Loan, 1 Month SOFR + 3.250%	7.574(c)	02/18/30		5,894	5,837,805
Ineos US Petrochem LLC,
2030 Tranche B Dollar Term Loan, 1 Month SOFR + 3.850%	8.174(c)	03/14/30		2,561	2,546,594
New Term B Loan, 1 Month SOFR + 4.350%	8.674(c)	04/02/29		4,466	4,450,676
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	9.141(c)	06/28/28		5,468	5,242,653
LSF11 A5 HoldCo, LLC,
2024 Refinancing Term Loan, 1 Month SOFR + 3.614%	7.935(c)	10/15/28		11,771	11,792,654
Luxembourg Investment Co. Sarl (Luxembourg),
Initial Term Loan	12.000	01/03/29(d)		6,859	91,456
Nouryon Finance BV (Netherlands),
November 2024 B-1 Dollar Term Loan, 3 Month SOFR + 3.250%	7.553(c)	04/03/28		6,678	6,715,746
November 2024 B-2 Dollar Term Loan, 3 Month SOFR + 3.250%	7.554(c)	04/03/28		3,089	3,106,233

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 15

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Chemicals (cont’d.)

Paint Intermediate III LLC,
Paint Intermediate/Wesco Group Cov-Lite Term B Loan, 3 Month SOFR + 3.000%	7.302%(c)	09/11/31	2,250	$2,248,126
SCIH Salt Holdings, Inc.,
First Lien Incremental Term B-1 Loan, 3 Month SOFR + 3.000%	7.291(c)	01/31/29	5,700	5,693,764
TPC Group, Inc.,
Initial Term Loan, 3 Month SOFR + 5.750%	10.109(c)	12/16/31	7,250	7,231,875
Tronox Finance LLC,
2024-B Term Loan, 1 Month SOFR + 2.500%	6.826(c)	09/30/31	1,500	1,482,188
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 10.000%^	14.308(c)	12/31/25	2,963	2,963,138
Term Loan, 3 Month SOFR + 10.000%^	14.302(c)	10/12/28	4,225	4,097,776
Venator Materials LLC,
First Out Term B Loan, 3 Month SOFR + 10.000%^	14.329(c)	07/16/26	2,979	2,979,380

				91,986,298

Commercial Services 6.8%

Albion Financing 3 Sarl (United Kingdom),
2025 Amended USD Term Loan, 3 Month SOFR + 3.000%	7.293(c)	08/16/29	4,630	4,652,963
Allied Universal Holdco LLC,
Term Loan USD, 1 Month SOFR + 3.850%	8.174(c)	05/12/28	9,398	9,406,506
Avis Budget Car Rental LLC,
New Tranche B Term Loan, 1 Month SOFR + 1.864%	6.188(c)	08/06/27	2,000	1,977,500
Belfor Holdings, Inc.,
Tranche B3, 1 Month SOFR + 3.000%^	7.324(c)	11/01/30	7,198	7,251,917
Belron Finance US LLC,
2031 Dollar Incremental Term Loan, 3 Month SOFR + 2.750%	7.052(c)	10/01/31	12,494	12,514,514
Boost Newco Borrower LLC,
Term B-2 Loan, 2 Month SOFR + 2.000%	6.291(c)	01/31/31	14,961	14,937,581
Catawba Nation Gaming Authority,
Term B Loan, 1 Month SOFR + 4.750%	9.125(c)	02/28/32	2,725	2,738,625

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Commercial Services (cont’d.)

CoreLogic, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 3.614%	7.938%(c)	06/02/28		10,690	$10,623,518
Corporation Service Company,
Tranche B USD Term Loan, 1 Month SOFR + 2.000%	6.324(c)	11/02/29		6,204	6,181,228
Crisis Prevention Institute, Inc.,
2024 Term Loan, 1 Month SOFR + 4.000%	8.324(c)	04/09/31		6,925	6,916,344
DS Parent, Inc.,
Term B Loan, 3 Month SOFR + 5.500%	9.829(c)	01/31/31		1,318	1,235,977
EAB Global, Inc.,
Term Loan, 1 Month SOFR + 3.000%	7.324(c)	08/16/30		6,285	6,271,534
Grant Thornton Advisors LLC,
2025 Incremental Term Loan, 3 Month SOFR + 2.750%	7.055(c)	06/02/31		8,585	8,574,540
Ingenovis Health, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 3.750%	8.825(c)	03/06/28		8,129	3,414,132
Jupiter Buyer, Inc.,
Initial Term Loan, 1 Month SOFR + 4.750%	9.059(c)	11/01/31		4,684	4,696,194
Kuehg Corp.,
Term Loan, 2 Month SOFR + 3.250%	7.537(c)	06/12/30		4,777	4,792,839
Latham Pool Products, Inc.,
Initial Term Loan, 3 Month SOFR + 3.900%	8.191(c)	02/23/29		4,719	4,625,046
Markermeer Finance B.V. (Netherlands),
Term Facility B, 6 Month EURIBOR + 3.000%	5.765(c)	01/29/27	EUR	5,000	5,164,520
Mavis Tire Express Services Topco Corp,
2025 First Lien Incremental Term Loan, 3 Month SOFR + 3.000%	7.313(c)	05/04/28		1,070	1,069,847
MPH Acquisition Holdings LLC,
First Out Term Loan, 1 Month SOFR + 3.750%	8.037(c)	12/31/30		8,487	8,402,079
Initial Term Loan, 1 Month SOFR + 4.600%	9.149(c)	12/31/30		2,175	1,816,125
NAB Holdings LLC,
2025 Refinancing Term Loan, 1 Month SOFR + 2.500%	6.818(c)	11/23/28		4,732	4,693,768
Neon Maple US Debt Mergersub, Inc .,
Tranche B-1 Term Loan, 1 Month SOFR + 3.000%	7.324(c)	11/17/31		14,075	14,048,609
Omnia Partners, LLC,
Amendment No. 3 Term Loan, 3 Month SOFR + 2.750%	7.050(c)	07/25/30		4,677	4,669,711

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 17

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Commercial Services (cont’d.)

PG Polaris Bidco (Ursa Minor) (Luxembourg),
Term B Loan, 3 Month SOFR + 3.000%	7.329%(c)	03/26/31	2,190	$2,195,475
Ryan LLC,
Initial Term Loan, 1 Month SOFR + 3.500%	7.824(c)	11/14/30	5,714	5,717,476
TruGreen LP,
Second Refinancing Term Loan (First Lien), 1 Month SOFR + 4.100%	8.424(c)	11/02/27	3,818	3,679,946
Verde Purchaser, LLC,
Initial Term Loan, 3 Month SOFR + 4.500%	8.308(c)	11/30/30	3,391	3,392,537
VT Topco, Inc.,
Second Amendment Term Loan, 3 Month SOFR + 3.000%	7.329(c)	08/09/30	2,079	2,083,224

				167,744,275

Computers 3.3%

Amentum Holdings, Inc.,
Initial Term Loan, 1 Month SOFR + 2.250%	6.574(c)	09/29/31	9,125	8,988,125
ConvergeOne Holdings, Inc.,
PVKG Intermediate Holdings, Inc. First Lien Term Loan, 3 Month SOFR + 5.750%	10.215(c)	06/04/30	3,483	3,169,336
Fortress Intermediate,
Initial Term Loan, 1 Month SOFR + 3.750%	8.074(c)	06/27/31	7,182	7,199,955
Indy US Bidco, LLC,
Eleventh Amendment Term Loan, 1 Month SOFR + 3.500%	7.824(c)	03/06/28	7,095	7,068,053
Mcafee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.309(c)	03/01/29	10,513	10,469,174
NCR Atleos Corp.,
Term B Loan, 3 Month SOFR + 3.750%	8.053(c)	04/16/29	3,808	3,812,760
Peraton Corp.,
First Lien Term B Loan, 1 Month SOFR + 3.850%	8.174(c)	02/01/28	7,198	6,484,626
Sandisk Corporation,
Term B Loan, 3 Month SOFR + 3.000%	7.330(c)	02/20/32	9,725	9,542,656
SonicWall US Holdings, Inc.,
2023 Term Loan, 3 Month SOFR + 5.000%	9.329(c)	05/18/28	3,020	2,980,497
Synechron, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%^	8.041(c)	09/26/31	5,025	5,025,000

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Computers (cont’d.)
Tempo Acquisition LLC,
Term B Loan, 1 Month SOFR + 1.750%	6.074%(c)	08/31/28		4,850	$4,813,625
VeriFone Systems, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 4.262%	8.583(c)	08/20/25		11,387	10,774,915

					80,328,722

Cosmetics/Personal Care 0.5%
Rainbow UK Bidco Ltd. (Luxembourg),
Facility B3 Loan, SONIA + 4.500%	8.955(c)	02/23/29	GBP	9,275	11,652,439

Distribution/Wholesale 1.4%
AIP RD Buyer Corp.,
Term B Loan (First Lien), 1 Month SOFR + 4.000%	8.324(c)	12/23/30		1,923	1,923,651
Olympus Water US Holding Corporation,
Term B-6 Dollar Loan, 3 Month SOFR + 3.000%	7.337(c)	06/20/31		11,102	11,066,296
Protective Industrial Products, Inc.,
Term Loan	— (p)	01/31/32		5,175	5,131,877
Quimper AB (Sweden),
Term Loan B, 3 Month EURIBOR + 3.750%	6.428(c)	03/15/30	EUR	4,500	4,692,713
Resideo Funding, Inc.,
Fifth Amend 2031 Term B Loan, 3 Month SOFR + 1.750%	6.109(c)	06/13/31		3,304	3,309,428
Windsor Holdings III LLC,
(USD) Term B Loan, 1 Month SOFR + 2.750%	2.750(c)	08/01/30		3,400	3,400,000
Facility 2024 September Dollar Refinancing Term B Loan, 1 Month SOFR + 3.500%	7.822(c)	08/01/30		5,467	5,465,170

					34,989,135

Diversified Financial Services 2.2%
Blackhawk Network Holdings, Inc.,
Term B Loan, 1 Month SOFR + 4.000%	8.324(c)	03/12/29		4,708	4,726,894
CPI Holdco B LLC,
Initial Term Loan, 1 Month SOFR + 2.000%	6.324(c)	05/17/31		10,150	10,103,047
CPI Holdco B, LLC,
First Amendment Incremental Term Loan, 1 Month SOFR + 2.250%	6.574(c)	05/19/31		1,225	1,220,788

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 19

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Diversified Financial Services (cont’d.)
Dechra Finance US,
Facility B1 Loan, 6 Month SOFR + 3.250%	7.513%(c)	12/31/31	4,075	$4,078,395
FleetCor Technologies Operating Company LLC,
Add-On Term Loan	— (p)	04/28/28	2,225	2,218,637
Focus Financial Partners LLC,
Initial Term Loan, 1 Month SOFR + 3.250%	7.574(c)	09/15/31	4,488	4,479,340
Tranche B Incremental Term Loan, 1 Month SOFR + 2.750%	7.074(c)	09/15/31	4,625	4,609,585
Hudson River Trading LLC,
Term B-1 Loan, 1 Month SOFR + 3.000%	7.310(c)	03/18/30	15,040	15,024,297
Jefferies Finance LLC,
Initial Term Loan 2024, 1 Month SOFR + 3.000%	7.322(c)	10/21/31	6,110	6,102,050
VFH Parent LLC,
Term B-1 Loan, 1 Month SOFR + 2.500%	6.824(c)	06/21/31	2,686	2,688,330

				55,251,363

Electric 1.4%
Calpine Corporation,
Facility 2024 Term Loan, 1 Month SOFR + 1.750%	6.074(c)	02/15/32	2,550	2,546,815
Term B-10, 1 Month SOFR + 1.750%	6.074(c)	01/31/31	17,345	17,325,739
Discovery Energy Holding Corporation,
Initial Dollar Term Loan, 1 Month SOFR + 3.750%	8.074(c)	05/01/31	5,513	5,461,414
Heritage Power LLC,
Term Loan, 1 Month SOFR + 5.500%^	9.824(c)	07/20/28	1,357	1,336,531
Lightstone HoldCo LLC,
Extended Term B Loan, 3 Month SOFR + 5.750%	10.041(c)	01/29/27	7,107	7,174,174
Extended Term C Loan, 3 Month SOFR + 5.750%	10.041(c)	01/29/27	402	405,718

				34,250,391

Electronics 0.7%
Coherent Corp.,
Term B-2 Loan, 1 Month SOFR + 2.000%	6.324(c)	07/02/29	3,874	3,857,094
Ingram Micro, Inc.,
2024 Term B Loan, 3 Month SOFR + 2.750%	7.077(c)	09/22/31	5,150	5,179,308

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Electronics (cont’d.)
Minimax Viking GmbH - MX Holdings US, Inc.,
Term B Loan^	— %(p)	03/31/32	7,375	$7,375,000
Roper Industrial Product,
Tranche D Dollar Term Loan, 3 Month SOFR + 2.750%	7.079(c)	11/22/29	1,970	1,968,180

				18,379,582

Energy-Alternate Sources 0.1%
WIN Waste Innovations Holdings, Inc.,
Initial Term Loan, 1 Month SOFR + 2.750%	7.188(c)	03/24/28	2,132	2,093,819

Engineering & Construction 0.9%
Arcosa, Inc.,
Initial Term Loan, 1 Month SOFR + 2.250%	6.574(c)	08/12/31	1,250	1,256,250
Azuria Water Solutions, Inc.,
2025 Replacement Term Loan, 1 Month SOFR + 3.000%	7.324(c)	05/17/28	3,909	3,923,714
Brown Group Holding LLC,
Initial Term Loan, 1 Month SOFR + 2.500%	6.824(c)	07/01/31	5,912	5,906,201
Construction Partners, Inc.,
Closing Date Loan, 1 Month SOFR + 2.500%	6.824(c)	11/03/31	3,500	3,491,250
Legence Holdings LLC,
Amendment No. 9 Refinancing Term Loan, 1 Month SOFR + 3.250%	7.574(c)	12/18/28	2,290	2,285,752
Michael Baker International LLC,
Term B Loan First Lien, 1 Month SOFR + 4.000%	8.324(c)	12/01/28	4,891	4,915,062

				21,778,229

Entertainment 2.8%
Allen Media LLC,
Term B Loan, 3 Month SOFR + 5.650%	9.979(c)	02/10/27	11,627	7,034,037
Allwyn Entertainment Financing (US) LLC,
New Facility B, 1 Month SOFR + 2.000%	6.307(c)	06/11/31	3,225	3,212,906
AP Gaming I LLC,
Term B Loan, 1 Month SOFR + 3.750%	8.753(c)	02/15/29	4,225	4,245,762
Caesars Entertainment, Inc.,
Incremental Term B-1 Loan, 3 Month SOFR + 2.250%	6.563(c)	02/06/31	2,853	2,855,814

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 21

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Entertainment (cont’d.)
Caesars Entertainment, Inc., (cont’d.)
Term B Loan, 3 Month SOFR + 2.250%	6.563%(c)	02/06/30	6,531	$6,534,690
Cinemark USA, Inc.,
Term B Loan, 3 Month SOFR + 2.750%	7.075(c)	05/24/30	6,285	6,320,697
Delta 2 (Lux) Sarl (Luxembourg),
Term B-1 Loan, 3 Month SOFR + 2.000%	6.329(c)	09/30/31	3,417	3,422,362
Dk Crown Holdings, Inc.,
Term B Loan	— (p)	02/25/32	3,300	3,295,875
Entain PLC (United Kingdom),
Facility B3, 3 Month SOFR + 2.750%	7.079(c)	10/31/29	7,704	7,709,223
Flutter Entertainment Public Limited Company (Ireland),
2024 Term B Loan, 3 Month SOFR + 1.750%	6.079(c)	11/30/30	5,396	5,392,200
Formula One Management Ltd. (Luxembourg),
Incremental Term Facility	— (p)	09/30/31	1,708	1,711,181
Maverick Gaming LLC,
First Out Term Loan, 3 Month SOFR + 7.500%	11.805(c)	06/03/28	4,173	3,859,825
Second Out Term Loan, 3 Month SOFR + 4.600%^	11.805(c)	06/05/28	7,574	3,635,584
PCI Gaming Authority,
2024 Term B Loan, 1 Month SOFR + 2.000%	6.324(c)	07/18/31	8,131	8,113,872
Six Flags Entertainment Corp.,
Initial Term B Loan, 1 Month SOFR + 2.000%	6.309(c)	05/01/31	2,536	2,534,559

				69,878,587

Environmental Control 2.0%
Action Environmental Group, Inc. (The),
2024 Term Loan B-4th Amendment, 3 Month SOFR + 3.750%^	8.079(c)	10/24/30	8,821	8,864,996
GFL Environmental, Inc.,
2024 Refinancing Term Loan, 3 Month SOFR + 2.000%	6.305(c)	07/03/31	4,988	4,981,266
Term B Loan	— (p)	03/03/32	9,450	9,433,462
JFL-Tiger Acquisition Co., Inc.,
Initial Term Loan, 3 Month SOFR + 4.000%	8.337(c)	10/17/30	6,900	6,883,209
Madison Iaq LLC,
Initial Term Loan, 6 Month SOFR + 2.500%	6.762(c)	06/21/28	1,969	1,965,559
Mip V Waste Holdings, LLC,
Tranche B-1 Term Loan, 6 Month SOFR + 3.000%	7.427(c)	12/08/28	2,080	2,080,012

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Environmental Control (cont’d.)
Reworld Holding Corp.,
2024 Refinancing Term B-1 Loan, 1 Month SOFR + 2.250%	6.567%(c)	11/30/28	2,238	$2,234,406
2024 Refinancing Term C-1 Loan, 1 Month SOFR + 2.250%	6.567(c)	11/30/28	172	171,663
Incremental Term B Loan, 1 Month SOFR + 2.500%	6.807(c)	11/30/28	4,169	4,158,848
Incremental Term C Loan, 1 Month SOFR + 2.500%	6.807(c)	11/30/28	229	229,974
Tidal Waste & Recycling Holdings LLC,
Term B Loan, 3 Month SOFR + 3.500%	7.829(c)	10/03/31	3,700	3,710,397
WIN Waste Innovations Holdings, Inc.,
Incremental Term Loan^	— (p)	03/24/28	3,975	3,965,063

				48,678,855

Foods 0.5%
BCPE North Star U.S. Holdco, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 4.114%	8.438(c)	06/09/28	6,427	6,334,399
Froneri International Ltd.,
Facility B4, 6 Month SOFR + 2.000%	6.237(c)	09/29/31	6,150	6,119,250
UTZ Quality Foods LLC,
Term B Loan, 1 Month SOFR + 2.500%	6.824(c)	01/29/32	525	525,000

				12,978,649

Forest Products & Paper 0.4%
Asplundh Tree Expert LLC,
2021 Refinancing Term Loan, 1 Month LIBOR + 1.750%	6.174(c)	09/07/27	4,947	4,939,653
Amendment No. 4 Term Loan, 1 Month SOFR + 1.750%	6.074(c)	05/23/31	2,250	2,243,572
Magnera Corp.,
New Term Loan, 3 Month SOFR + 4.250%	8.563(c)	11/04/31	2,800	2,810,500

				9,993,725

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 23

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Hand/Machine Tools 0.4%
Alliance Laundry Systems LLC,
Initial Term B Loan, 3 Month SOFR + 2.750%	7.072%(c)	08/19/31	6,750	$6,753,280
Madison Safety & Flow LLC,
Initial Term Loan, 1 Month SOFR + 3.250%	7.574(c)	09/26/31	2,818	2,820,285
Term Loan B	— (p)	09/26/31	650	650,813

				10,224,378

Healthcare-Products 0.2%
Medline Borrower LP,
Dollar Incremental Term Loan, 1 Month SOFR + 2.250%	6.574(c)	10/23/28	5,178	5,182,596

Healthcare-Services 2.8%
Accelerated Health Systems LLC,
Initial Term B Loan, 3 Month SOFR + 4.250%	8.729(c)	02/15/29	8,761	6,920,900
Charlotte Buyer, Inc.,
Second Refinancing Term Loan, 1 Month SOFR + 4.250%	8.565(c)	02/11/28	4,903	4,884,731
Concentra Health Services, Inc.,
Term B Loan, 1 Month SOFR + 2.250%^	6.574(c)	07/26/31	2,868	2,882,152
Term Loan, 1 Month SOFR + 2.000%^	2.000(c)	07/26/31	975	977,437
Examworks Bidco, Inc.,
Initial Term Loan, 1 Month SOFR + 2.750%	7.074(c)	11/01/28	4,700	4,694,125
LifePoint Health, Inc.,
Term B Loan, 3 Month SOFR + 3.750%	8.052(c)	05/16/31	10,758	10,431,138
Phoenix Guarantor, Inc.,
Tranche B-5 Term Loan, 1 Month SOFR + 2.500%	6.824(c)	02/21/31	12,691	12,648,799
Select Medical Corp.,
Tranche B-2 Term Loan, 1 Month SOFR + 2.000%	6.309(c)	12/03/31	1,715	1,716,956
Sound Inpatient Physicians Holdings LLC,
Tranche B Term Loan, 3 Month SOFR + 5.262%	9.590(c)	06/28/28	8,566	7,966,452
Sound Inpatient Physicians, Inc.,
Tranche A Term Loan, 3 Month SOFR + 6.762%	11.090(c)	06/28/28	3,424	3,535,063
Tranche C Term Loan, 3 Month SOFR + 7.012%	22.681(c)	06/28/29	6,854	4,823,699
Upstream Newco, Inc.,
August 2021 Incremental Term Loan, 3 Month SOFR + 4.512%	8.802(c)	11/20/26	9,352	8,163,895

				69,645,347

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Holding Companies-Diversified 0.7%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	8.791%(c)	12/19/30	18,429	$18,067,974

Home Furnishings 0.4%
TGP Holdings III LLC,
First Lien Closing Date Term Loan, 1 Month SOFR + 3.350%	7.674(c)	06/29/28	11,567	10,968,192

Household Products/Wares 0.2%
Kronos Acquisition Holdings, Inc. (Canada),
Initial Loan 2024, 3 Month SOFR + 4.000%	8.288(c)	07/08/31	6,620	6,004,254

Housewares 0.3%
Hunter Douglas Holding BV (Netherlands),
Tranche B-1 Term Loan, 2 Month SOFR + 3.250%	7.553(c)	01/14/32	5,625	5,582,813
SWF Holdings I Corp.,
Tranche A-1 Term Loan, 1 Month SOFR + 4.500%	8.824(c)	12/18/29	1,564	1,587,750

				7,170,563

Insurance 2.6%
Acrisure LLC, 2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	7.324(c)	11/06/30	15,438	15,422,593
2024 Term B-1 Loan, 1 Month SOFR + 2.750%	7.074(c)	02/15/27	1,995	1,995,000
AmWINS Group, Inc.,
Initial Term Loan, 1 Month SOFR + 2.250%	6.574(c)	01/30/32	10,025	10,003,516
Assured Partners, Inc.,
2024 Term Loan, 1 Month SOFR + 3.500%	7.824(c)	02/14/31	3,108	3,107,573
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	9.688(c)	01/20/29	7,660	7,419,180
New B-08 Term Loan, 1 Month SOFR + 3.364%	7.688(c)	12/23/26	2,187	2,185,349
New B-10 Term Loan, 1 Month SOFR + 4.100%	8.424(c)	08/19/28	10,804	10,773,681
New B-11 Term Loan, 1 Month SOFR + 4.350%	8.674(c)	08/21/28	1,081	1,079,399
Broadstreet Partners, Inc.,
2024 Term B Loan, 1 Month SOFR + 3.000%	7.324(c)	06/13/31	4,805	4,803,764

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 25

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Insurance (cont’d.)
Sedgwick Claims Management Services, Inc.,
2024 Term Loan, 3 Month SOFR + 3.000%	7.313%(c)	07/31/31		4,645	$4,645,426
USI, Inc.,
2024 Term Loan, 3 Month SOFR + 2.250%	6.579(c)	09/27/30		3,042	3,030,422

					64,465,903

Internet 0.6%
Diamond Sports Net, LLC,
First Lien Exit Term Loan	12.000	01/02/28		1,562	1,405,899
MH Sub I LLC,
2023 May New Term Loan, 1 Month SOFR + 4.250%	8.574(c)	05/03/28		5,014	4,900,505
2024 December New Term Loan, 1 Month SOFR + 4.250%	8.574(c)	12/11/31		4,246	4,069,633
Nortonlifelock, Inc.,
Additional Tranche B-1 Term Loan, 1 Month SOFR + 1.750%	6.074(c)	09/12/29		3,672	3,661,448

					14,037,485

Investment Companies 0.3%
AAL Delaware Holdco, Inc.,
Amendment No. 1 Term Loan, 1 Month SOFR + 2.750%	7.074(c)	07/30/31		1,721	1,718,536
Hurricane CleanCo Ltd. (United Kingdom),
Facility A^	12.500(cc)	10/31/29	GBP	2,134	2,684,077
WEC US Holdings Ltd.,
Initial Term Loan, 1 Month SOFR + 2.250%	6.559(c)	01/27/31		1,795	1,791,342

					6,193,955

Leisure Time 1.4%
Alterra Mountain Co.,
Series B-7 Term Loan, 1 Month SOFR + 3.000%	7.324(c)	05/31/30		1,072	1,072,313
Bombardier Recreational Products, Inc. (Canada), 2023 Replacement Term Loan, 1 Month SOFR + 2.750%	7.074(c)	12/13/29		1,665	1,664,529
Fender Musical Instruments Corp.,
Initial Term Loan, 1 Month SOFR + 4.100%^	8.424(c)	12/01/28		5,891	5,243,162

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Leisure Time (cont’d.)
International Park Holdings BV (Netherlands),
Term Loan, 6 Month EURIBOR + 5.500%^	8.862%(c)	01/30/32	EUR	8,325	$8,477,970
LC Ahab US Bidco LLC,
Initial Term Loan, 1 Month SOFR + 3.000%	7.324(c)	05/01/31		11,328	11,391,406
Life Time, Inc., 2024 New Term Loan, 3 Month SOFR + 2.500%	6.796(c)	11/05/31		4,175	4,176,490
Recess Holdings, Inc.,
Amendment No. 5 Term Loan, 3 Month SOFR + 3.750%	8.047(c)	02/20/30		3,473	3,493,028

					35,518,898

Lodging 0.4%
Fertitta Entertainment LLC,
Initial Term B Loan, 1 Month SOFR + 3.500%	7.824(c)	01/27/29		4,089	4,089,487
Travel Leisure Co,
Term B Loan, 1 Month SOFR + 2.500%	6.824(c)	12/14/29		5,282	5,291,350

					9,380,837

Machinery-Construction & Mining 0.3%
Terex Corp.,
USD Term Loan, 1 Month SOFR + 2.000%	6.324(c)	10/08/31		5,200	5,217,061
Vertiv Group Corporation,
Term B-3 Loan, 1 Month SOFR + 1.750%	6.059(c)	03/02/27		1,300	1,298,491

					6,515,552

Machinery-Diversified 1.8%
Chart Industries, Inc., 2024 Term B Loan, 3 Month SOFR + 2.500%	6.805(c)	03/15/30		6,389	6,397,399
Doosan Bobcat North America, Inc. (South Korea),
Tranche B Term Loan, 3 Month SOFR + 2.000%	6.329(c)	04/20/29		4,077	4,080,706
Graftech Global Enterprises, Inc.,
Delayed Draw Term Loan	— (p)	12/21/29		3,345	3,458,364
Initial Term Loan, 3 Month SOFR + 5.000%	9.337(c)	12/21/29		5,855	6,044,818
Hyster-Yale Group, Inc.,
Term B Loan Facility, 1 Month SOFR + 3.614%	7.938(c)	05/26/28		7,800	7,790,417

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 27

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Machinery-Diversified (cont’d.)
TK Elevator US Newco, Inc. (Germany),
Facility B2 (USD), 6 Month SOFR + 3.500%	7.737%(c)	04/30/30	10,831	$10,830,584
Victory Buyer LLC,
Initial Term Loan, 1 Month SOFR + 3.864%	8.188(c)	11/19/28	5,661	5,500,924

				44,103,212

Media 1.5%
Audacy Capital Corp.,
Exit Tranche B Term Loan, 1 Month SOFR + 6.114%	10.438(c)	10/01/29	1,107	995,932
CBS Radio/Entercom Media/24 TLA,
Exit Tranche A Term Loan, 1 Month SOFR + 7.114%	11.438(c)	10/02/28	258	257,992
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.812(c)	01/18/28	9,019	8,832,934
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	7.688(c)	09/25/26	7,849	6,789,767
Sinclair Television Group, Inc.,
Term B-6 Loan, 2 Month SOFR + 3.300%^	7.618(c)	12/31/29	280	226,800
Term B-7 Loan, 1 Month SOFR + 4.200%	8.518(c)	12/31/30	4,630	3,622,725
Univision Communications, Inc., 2022 Incremental First-Lien Term Loan, 3 Month SOFR + 4.250%	8.579(c)	06/24/29	3,120	3,125,201
2024 Replacement First-Lien Term Loan, 1 Month SOFR + 3.614%	7.938(c)	01/31/29	1,785	1,770,636
Initial First Lien Term Loan, 1 Month SOFR + 3.364%^	7.688(c)	01/31/29	5,331	5,250,997
Virgin Media Bristol LLC,
Facility Y, 6 Month SOFR + 3.275%	7.724(c)	03/31/31	5,895	5,729,728

				36,602,712

Metal Fabricate/Hardware 1.1%
Azz, Inc.,
Initial Term Loan, 1 Month SOFR + 2.500%	6.824(c)	05/13/29	2,025	2,035,243

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Metal Fabricate/Hardware (cont’d.)
Crosby US Acquisition Corp.,
Amendment No. 4 Replacement Term Loan, 1 Month SOFR + 3.500%	7.824%(c)	08/16/29	5,841	$5,858,671
Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%^	10.829(c)	04/23/30	7,513	7,438,093
Grinding Media, Inc., 2024 Term B Loan, 3 Month SOFR + 3.500%^	7.819(c)	10/12/28	7,100	7,117,776
Trulite Glass & Aluminum Solutions LLC,
Initial Term Loan, 3 Month SOFR + 6.000%^	10.310(c)	03/01/30	4,027	4,017,381
Wireco Worldgroup, Inc., 2023 Term Loan B, 3 Month SOFR + 3.750%^	8.040(c)	11/13/28	1,933	1,797,587

				28,264,751

Mining 0.6%
Arsenal Aic Parent LLC, 2025 Term B Loan, 1 Month SOFR + 2.750%	7.072(c)	08/18/30	6,197	6,202,689
Covia Holdings Corporation,
First Lien Term Loan	— (p)	02/26/32	5,250	5,250,000
Novelis, Inc.,
Term B Loan	— (p)	02/20/32	2,450	2,455,103

				13,907,792

Miscellaneous Manufacturing 0.3%
AMG Advanced Metallurgical Group NV (Netherlands),
2021 Term Loan, 1 Month SOFR + 3.614%	7.938(c)	11/30/28	4,714	4,698,825
John Bean Technologies Corp.,
Initial Term Loan, 1 Month SOFR + 2.250%	6.674(c)	01/02/32	1,500	1,501,875

				6,200,700

Oil & Gas 0.5%
Apro LLC,
Initial Term Loan, 1 Month SOFR + 3.750%	8.060(c)	07/09/31	4,549	4,537,807

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 29

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Oil & Gas (cont’d.)
Hilcorp Energy I LP,
Term B Loan, 2 Month SOFR + 2.000%	6.315%(c)	02/11/30	4,220	$4,220,000
Pasadena Performance Products LLC,
Term B Loan^	— (p)	03/01/32	3,725	3,734,312

				12,492,119

Oil & Gas Services 0.1%
MRC Global (US), Inc.,
Term Loan, 6 Month SOFR + 3.500%^	7.931(c)	10/29/31	2,356	2,356,000

Packaging & Containers 1.1%
Closure Systems International Group,
Amendment No. 5 Term Loan, 1 Month SOFR + 3.500%	7.824(c)	03/22/29	2,963	2,980,420
Clydesdale Acquisition Holdings, Inc.,
Term B Loan, 1 Month SOFR + 3.175%	7.499(c)	04/13/29	5,139	5,137,558
Plaze, Inc.,
Initial Term Loan, 1 Month SOFR + 3.614%	7.938(c)	08/03/26	5,421	5,150,393
Pregis TopCo LLC,
Facility Incremental Amendment no 3, 1 Month SOFR + 4.114%	8.438(c)	07/31/26	1,204	1,207,250
Secure Acquisition, Inc.,
Closing Date Term Loan, 3 Month SOFR + 4.250%	8.579(c)	12/15/28	5,615	5,614,964
Supplyone, Inc.,
Term B Loan, 1 Month SOFR + 3.750%	8.074(c)	04/19/31	3,945	3,964,913
Trident TPI Holdings, Inc.,
Tranche B-7 Term Loan, 6 Month SOFR + 3.750%	8.188(c)	09/15/28	2,414	2,412,895

				26,468,393

Pharmaceuticals 1.0%
Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.350%	9.674(c)	02/01/27	3,229	3,202,638
Gainwell Acquisition Corp.,
Term B Loan, 3 Month SOFR + 4.100%	8.429(c)	10/01/27	12,445	11,511,809

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Pharmaceuticals (cont’d.)
IVC Acquisition Ltd (Canada),
Incremental Term Loan B-12, 3 Month SOFR + 3.750%	8.040%(c)	12/12/28	6,100	$6,117,794
Sharp Services LLC,
Tranche D Term Loan, 3 Month SOFR + 3.250%	7.579(c)	12/31/28	3,719	3,733,344

				24,565,585

Pipelines 0.6%
AL NGPL Holdings LLC,
Term Loan, 3 Month SOFR + 2.500%	6.788(c)	04/13/28	1,350	1,353,375
Buckeye Partners LP, 2025 Tranche B-6, 1 Month SOFR + 1.750%	6.074(c)	11/22/30	2,368	2,367,958
CPPIB OVM Member U.S. LLC,
Initial Term Loan, 3 Month SOFR + 2.750%	7.079(c)	08/20/31	4,991	5,010,030
Rockpoint Gas Storage Partners LP (Canada),
Initial Term Loan, 1 Month SOFR + 3.500%	7.812(c)	09/18/31	6,313	6,326,312

				15,057,675

Private Equity 0.2%
HarbourVest Partners LP,
New Term B Loan, 3 Month SOFR + 2.250%^	6.579(c)	04/18/30	4,608	4,619,999

Real Estate 1.1%
GGP Nimbus LLC,
Initial Term B Loan, 1 Month SOFR + 2.500%	6.924(c)	08/27/25	21,304	21,261,822
Greystar Real Estate Partners, LLC,
Term B-2 Loan, 3 Month SOFR + 2.750%	7.050(c)	08/21/30	5,143	5,168,458

				26,430,280

Real Estate Investment Trusts (REITs) 0.9%
Blackstone Mortgage Trust, Inc.,
Term B-4 Loan, 1 Month SOFR + 3.500%	7.824(c)	05/09/29	13,452	13,477,490
Starwood Property Mortgage LLC,
Facility B-4, 1 Month SOFR + 2.250%	6.574(c)	01/02/30	6,063	6,047,422
Term B Loan, 1 Month SOFR + 2.250%	6.574(c)	11/18/27	2,590	2,594,739

				22,119,651

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 31

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Retail 2.8%
1011778 BC Unlimited Liability Co. (Canada),
Term B-6 Loan, 1 Month SOFR + 1.750%	6.074%(c)	09/20/30		4,129	$4,109,248
Constellation Automotive Group Ltd. (United Kingdom),
Facility 1 Loan, SONIA + 7.500%	11.955(c)	07/27/29	GBP	990	1,186,791
Dave & Buster’s, Inc., 2024 Incremental Term B Loan, 3 Month SOFR + 3.250%	7.563(c)	11/01/31		5,686	5,319,730
2024 Refinancing Term B Loan, 3 Month SOFR + 3.250%	7.563(c)	06/29/29		4,380	4,149,669
EG America LLC (United Kingdom),
USD 1.7BB New Term B Loan, 3 Month SOFR + 4.250%	8.563(c)	02/07/28		1,292	1,299,140
EG Finco Ltd. (United Kingdom),
Additional Facility B2, 3 Month EURIBOR + 4.500%	7.183(c)	02/07/28	EUR	2,357	2,460,618
Flynn Restaurant Group LP,
Series 2025 Term Loan, 1 Month SOFR + 3.750%	8.074(c)	01/28/32		2,125	2,098,438
Great Outdoors Group LLC,
Term B-3 Loan, 1 Month SOFR + 3.250%	7.552(c)	01/23/32		9,373	9,398,963
Harbor Freight Tools USA, Inc.,
Initial Term Loan, 1 Month SOFR + 2.500%	6.824(c)	06/11/31		8,609	8,500,285
Johnstone Supply LLC,
Term B Loan, 1 Month SOFR + 2.500%	6.820(c)	06/09/31		4,969	4,947,997
Kodiak BP LLC,
Initial Term Loan, 3 Month SOFR + 3.750%	8.046(c)	11/26/31		1,475	1,472,234
MI Windows and Doors LLC, 2024 Incremental Term Loan, 1 Month SOFR + 3.000%	7.324(c)	03/28/31		2,030	2,031,808
Park River Holdings, Inc.,
Intial Term Loan, 3 Month SOFR + 3.250%	7.822(c)	12/28/27		5,640	5,459,288
Peer Holding III BV (Netherlands),
Facility B5, 3 Month SOFR + 3.000%	7.329(c)	07/01/31		5,150	5,159,656
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 3.512%	7.840(c)	03/03/28		4,285	3,953,009

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Retail (cont’d.)
Rough Country LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.614%	7.938%(c)	07/28/28	1,774	$1,745,869
White Cap Buyer LLC,
Tranche C Term Loan, 1 Month SOFR + 3.250%	7.574(c)	10/19/29	5,711	5,690,569

				68,983,312

Semiconductors 0.2%
Natel Engineering Co., Inc.,
Initial Term Loan, 1 Month SOFR + 6.364%	10.688(c)	04/30/26	6,285	5,897,553

Shipbuilding 0.1%
LSF11 Trinity Bidco, Inc.,
Term B Loan, 1 Month SOFR + 3.000%^	7.320(c)	06/14/30	2,650	2,656,971

Software 4.2%
AthenaHealth Group, Inc.,
Initial Term Loan, 1 Month SOFR + 3.000%	7.324(c)	02/15/29	17,409	17,343,457
BMC Software, Inc., 2031 Replacement Dollar Term Loan, 3 Month SOFR + 3.000%	7.291(c)	07/30/31	8,292	8,260,851
Camelot US Acquisition LLC,
Term B-1 Loan, 1 Month SOFR + 2.750%	7.074(c)	01/31/31	3,138	3,095,205
CCC Intelligent Solutions, Inc.,
Term B Loan, 1 Month SOFR + 2.000%	6.324(c)	01/23/32	1,275	1,272,131
Clearwater Analytics LLC,
Term B Loan, 1 Month SOFR + 2.250%^	6.560(c)	04/30/32	2,725	2,725,000
Cloudera, Inc.,
Second Lien Term Loan, 1 Month SOFR + 6.100%	10.424(c)	10/08/29	3,320	3,201,725
Term Loan, 1 Month SOFR + 3.850%	8.174(c)	10/08/28	5,275	5,252,639
Cotiviti, Inc.,
Initial Floating Rate Term Loan, 1 Month SOFR + 2.750%	7.059(c)	05/01/31	6,302	6,290,637
Dun & Bradstreet Corporation (The),
Incremental Term B-2, 1 Month SOFR + 2.250%	6.574(c)	01/18/29	5,211	5,203,179
EagleView Technology Corp.,
First Lien Term Loan, 3 Month SOFR + 3.763%	8.091(c)	08/14/25	3,655	3,533,026
Evertec Group LLC (Puerto Rico),
Term B Loan, 1 Month SOFR + 2.750%^	7.074(c)	10/30/30	2,705	2,725,288

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 33

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Software (cont’d.)

Genesys Cloud Services Holdings II LLC,
2025 Dollar Term Loan, 1 Month SOFR + 2.500%	6.824%(c)	01/30/32	13,400	$13,333,000
Genuine Financial Holdings LLC,
2025 Replacement Term Loan, 3 Month SOFR + 3.250%	7.553(c)	09/27/30	4,702	4,701,632
Imagine Learning LLC,
2024 Term Loan, 1 Month SOFR + 3.500%	7.824(c)	12/21/29	3,945	3,933,679
Inmar, Inc.,
Initial Term Loan, 3 Month SOFR + 5.000%	9.324(c)	10/30/31	5,993	5,993,388
Quartz AcquireCo LLC,
Term B-2 Loan, 1 Month SOFR + 2.250%^	2.250(c)	06/28/30	1,775	1,772,781
Red Planet Borrower LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.600%	7.924(c)	10/02/28	5,420	5,329,328
Renaissance Holding Corp,
2024-2 Term Loan, 1 Month SOFR + 4.000%	8.324(c)	04/05/30	5,596	5,489,946
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	9.688(c)	07/14/28	3,473	3,015,810

				102,472,702

Telecommunications 3.0%

Aventiv Technologies,
Bridge Loan, 3 Month SOFR + 10.000%^	14.588(c)	12/31/25	341	334,528
Second Lien Term Loan, 3 Month SOFR + 9.312%	13.640(c)	11/01/25	110	2,752
Second-Out Term Loan, 3 Month SOFR + 7.762%	12.090(c)	07/31/25	255	246,943
CCI Buyer, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 4.000%	8.329(c)	12/17/27	5,573	5,591,782
Connect Finco Sarl (United Kingdom),
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.824(c)	09/27/29	968	840,281
Crown Subsea Communications Holding, Inc.,
2024 Term Loan, 1 Month SOFR + 4.000%	8.309(c)	01/30/31	5,254	5,279,868
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 7.500%	11.791(c)	05/25/27	5,237	5,193,670
GTT Communications, Inc.,
Closing Date Term Loan, 3 Month SOFR + 9.100%	13.429(c)	06/30/28	1,829	1,408,499

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications (cont’d.)

Iridium Satellite LLC,
Term B-4 Loan, 1 Month SOFR + 2.250%	6.574%(c)	09/20/30	2,977	$2,938,984
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	10.884(c)	04/15/29	4,664	4,712,706
Term B-2, 1 Month SOFR + 6.560%	10.884(c)	04/15/30	4,666	4,712,259
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.350%	6.788(c)	04/15/29	4,250	4,000,313
Term B-2 Loan, 1 Month SOFR + 2.350%	6.788(c)	04/15/30	4,500	4,218,750
MLN US HoldCo LLC,
3L Term B Loan, 3 Month SOFR + 9.250%	15.750(c)	10/18/27	70	174
Initial Term Loan, 3 Month SOFR + 6.540%	12.033(c)	10/18/27	10,885	5,918,456
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 5.700%	13.200(c)	10/18/27	19,121	47,804
Patagonia Holdco LLC,
Initial Term Loan, 3 Month SOFR + 5.750%	10.052(c)	08/01/29	10,005	8,808,232
Qualitytech, LP,
Term Loan, 1 Month SOFR + 3.500%^	7.807(c)	10/30/31	8,400	8,358,000
Windstream Services LLC,
2024 Term Loan, 1 Month SOFR + 4.850%^	9.174(c)	10/01/31	1,550	1,561,625
Xplore, Inc.,
Initial Term Loan, 3 Month SOFR + 5.262%	9.552(c)	10/24/29	786	764,496
Second Out Term Loan, 3 Month SOFR + 1.762%	6.052(c)	10/24/31	2,746	2,176,435
Zayo Group Holdings, Inc.,
Initial Dollar Term Loan, 1 Month SOFR + 3.114%	7.438(c)	03/09/27	1,840	1,748,000
Zegona Holdco Ltd.,
Facility B (USD), 3 Month SOFR + 4.250%^	8.545(c)	07/17/29	6,234	6,140,859

				75,005,416

Transportation 0.9%

First Student Bidco, Inc.,
Term B Loan, 3 Month SOFR + 2.500%	6.892(c)	07/21/28	4,286	4,276,717
Term C Loan, 3 Month SOFR + 2.500%	6.892(c)	07/21/28	1,310	1,307,588
Genesee & Wyoming, Inc.,
Initial Term B Loan, 3 Month SOFR + 1.750%	6.079(c)	04/10/31	7,739	7,704,981
Kenan Advantage Group, Inc. (The),
Term B-4 Loan, 1 Month SOFR + 3.250%	7.574(c)	01/25/29	2,739	2,733,421
Savage Enterprises LLC,
Refinancing Term Loan, 1 Month SOFR + 2.750%	7.059(c)	09/15/28	4,089	4,094,713

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 35

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Transportation (cont’d.)

XPO, Inc.,
2031 Term Loan	— %(p)	02/03/31	1,550	$1,550,969
Term Loan	— (p)	05/24/28	1,200	1,197,000

				22,865,389

TOTAL FLOATING RATE AND OTHER LOANS (cost $1,675,058,578)				1,624,216,769

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.8%

PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average
SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.852(c)	05/25/33	4,573	4,641,800
Series 2024-02R, Class A, 144A, 30 Day Average
SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.703(c)	03/29/27	8,326	8,431,883
Series 2024-03R, Class A, 144A, 30 Day Average
SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.453(c)	09/27/28	7,538	7,559,556

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $20,437,188)				20,633,239

U.S. TREASURY OBLIGATIONS(k) 0.7%

U.S. Treasury Bonds	4.625	11/15/44	9,405	9,507,867

U.S. Treasury Notes	3.500	09/30/26	4,050	4,017,726

U.S. Treasury Notes	4.125	01/31/27	425	425,930

U.S. Treasury Notes	4.250	11/30/26	600	602,344

U.S. Treasury Notes	4.250	12/31/26	2,600	2,610,969

TOTAL U.S. TREASURY OBLIGATIONS (cost $17,280,264)				17,164,836

			Shares

AFFILIATED EXCHANGE-TRADED FUND 0.3%
PGIM Active High Yield Bond ETF (cost $6,974,001)(wa)			200,000	7,088,000

COMMON STOCKS 1.3%

Chemicals 0.2%

Venator Materials PLC*^(x)			10,549	4,219,600

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Gas Utilities 0.1%

Ferrellgas Partners LP (Class B Stock)	20,453	$3,381,339

Health Care Providers & Services 0.0%

Sound Physicians Holdings LLC (Class A Stock)*^	10,144,042	1,014
Sound Physicians Holdings LLC (Class A2 Stock)*^	454,115	449,574

		450,588

Interactive Media & Services 0.2%

Diamond Sports Group, LLC*	244,231	4,648,082

IT Services 0.1%

ConvergeOne Holdings, Inc.*	200,211	2,636,178

Oil, Gas & Consumable Fuels 0.5%

Expand Energy Corp.	22,987	2,272,955
Heritage Power LLC*	182,367	9,939,001
Heritage Power LLC*	8,021	437,144
Heritage Power LLC*^	209,883	104,942

		12,754,042

Software 0.0%

Campfire Topco Ltd. (Jersey)*^	4,988,976	518

Wireless Telecommunication Services 0.2%

Digicel International Finance Ltd. (Jamaica)*	275,213	1,834,707
Intelsat Emergence SA (Luxembourg)*	28,359	1,061,109
Stonepeak Falcon Holdings, Inc. (Canada)*	172,298	536,208
Stonepeak Falcon Holdings, Inc. (Canada), CVR*^	11,734	1

		3,432,025

TOTAL COMMON STOCKS (cost $18,219,232)		31,522,372

PREFERRED STOCKS 0.0%

Electronic Equipment, Instruments & Components 0.0%

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	488	488,000

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 37

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Shares	Value

PREFERRED STOCKS (Continued)

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica)*^	17,997	$203,400

TOTAL PREFERRED STOCKS (cost $556,720)		691,400

	Units

WARRANTS* 0.0%

Entertainment 0.0%

Procera II LP & New Procera GP, expiring 12/31/79^	156,835	16

Interactive Media & Services 0.0%

Diamond Sports Group, LLC, expiring 06/30/26	456,793	315,644

TOTAL WARRANTS (cost $16)		315,660

TOTAL LONG-TERM INVESTMENTS (cost $2,617,671,497)		2,582,050,367

	Shares

SHORT-TERM INVESTMENTS 10.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(wa)	243,594,493	243,594,493
PGIM Institutional Money Market Fund (7-day effective yield 4.544%) (cost $3,262,919; includes $3,242,586 of cash collateral for securities on loan)(b)(wa)	3,265,145	3,262,859

TOTAL SHORT-TERM INVESTMENTS (cost $246,857,412)		246,857,352

TOTAL INVESTMENTS 114.6% (cost $2,864,528,909)		2,828,907,719
Liabilities in excess of other assets(z) (14.6)%		(360,014,918)

NET ASSETS 100.0%		$2,468,892,801

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $148,077,026 and 6.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,183,042; cash collateral of $3,242,586 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, 4.500%, 09/15/26	05/02/24	$153,000	$173,746	0.0%
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A, 6.500%, 09/15/28	05/02/24	82,500	139,674	0.0
Venator Materials PLC*^	05/15/23-10/19/23	7,130,913	4,219,600	0.2

Total		$7,366,413	$4,533,020	0.2%

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 39

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Unfunded corporate bond commitment outstanding at February 28, 2025:

Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $838,581)^	851	$838,581	$—	$—

Unfunded loan commitments outstanding at February 28, 2025:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Action Environmental Group, Inc. (The), 2024-1 Incremental Delayed draw Term Loan, 4.000%, Maturity Date 10/24/30 (cost $377,739)^	378	$379,627	$1,888	$—
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $749,425)^	757	749,430	5	—
Grant Thornton Advisors LLC, 2025 Incremental Ddtl Commitment, 1.000%, Maturity Date 06/02/31 (cost $230,978)	231	230,690	—	(288)
Jupiter Buyer, Inc., Initial Ddtl, —%(p), Maturity Date 10/10/31 (cost $537,890)	541	541,868	3,978	—
SWF Holdings I Corp., Delayed Draw Term Loan, 1.000%, Maturity Date 12/19/29 (cost $2,085,714)	2,086	2,117,000	31,286	—

		$4,018,615	$37,157	$(288)

Futures contracts outstanding at February 28, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions:
460	2 Year U.S. Treasury Notes	Jun. 2025	$95,205,625	$(317,267)
13	5 Year Euro-Bobl	Jun. 2025	1,603,567	3
1,506	5 Year U.S. Treasury Notes	Jun. 2025	162,553,875	(1,287,507)
7	10 Year Euro-Bund	Jun. 2025	960,690	429
261	10 Year U.S. Treasury Notes	Jun. 2025	28,995,469	(430,565)
88	20 Year U.S. Treasury Bonds	Jun. 2025	10,392,250	(239,003)
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	372,375	(13,192)

				$(2,287,102)

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Forward foreign currency exchange contracts outstanding at February 28, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/04/25	TD	GBP	12,923	$16,321,406	$16,255,090	$—	$(66,316)
Euro,
Expiring 03/04/25	SSB	EUR	35,151	36,813,899	36,470,792	—	(343,107)

				$53,135,305	$52,725,882	—	(409,423)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/04/25	BNP	GBP	1,874	$2,328,777	$2,357,749	$—	$(28,972)
Expiring 03/04/25	BNYM	GBP	11,048	13,793,288	13,897,341	—	(104,053)
Expiring 04/02/25	TD	GBP	12,923	16,320,088	16,254,036	66,052	—
Euro,
Expiring 03/04/25	BNYM	EUR	27,541	28,976,523	28,574,407	402,116	—
Expiring 03/04/25	SSB	EUR	7,611	7,949,504	7,896,385	53,119	—
Expiring 04/02/25	SSB	EUR	35,151	36,868,032	36,525,592	342,440	—

				$106,236,212	$105,505,510	863,727	(133,025)

						$863,727	$(542,448)

Credit default swap agreements outstanding at February 28, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2025(4)	Value at Trade Date	Value at February 28, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	40,950	3.091%	$2,728,609	$3,537,695	$809,086
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	438,050	0.495%	9,092,600	10,489,811	1,397,211

					$11,821,209	$14,027,506	$2,206,297

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 41

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at February 28, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.390%	BNP	03/20/25	12,210	$38,873	$—	$38,873
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.390%	MSI	03/20/25	30,000	95,512	—	95,512
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.390%	BNP	03/20/25	52,380	(208,324)	—	(208,324)

					$(73,939)	$—	$(73,939)

(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Reverse repurchase agreements outstanding at February 28, 2025:

Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at February 28, 2025
Clear Street LLC	4.750%	02/11/25	$14,380,000	03/13/25	$14,380,000
Clear Street LLC	4.750%	02/11/25	22,750,000	03/13/25	22,750,000
Clear Street LLC	4.750%	02/11/25	3,525,000	03/13/25	3,525,000
Clear Street LLC	4.750%	02/11/25	13,335,000	03/13/25	13,335,000
Clear Street LLC	4.750%	02/11/25	20,635,875	03/13/25	20,635,875
Clear Street LLC	4.750%	02/11/25	18,025,000	03/13/25	18,025,000
Clear Street LLC	4.750%	02/11/25	26,027,750	03/13/25	26,027,750
Clear Street LLC	4.750%	02/11/25	6,080,250	03/13/25	6,080,250

			$124,758,875		$124,758,875

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:

Remaining Contractual Maturity of the Agreements
Reverse Repurchase Agreements	Overnight and Continuous	Less than 30 Days	30-90 Days	More than 90 Days	Total
Corporate Bonds	$—	$124,758,875	$—	$—	$124,758,875

Total Borrowings	$—	$124,758,875	$—	$—	$124,758,875

During the year ended February 28, 2025, the Fund held reverse repurchase agreements during the period with an average value of $63,772,380 and a daily weighted average interest rate of 5.140%. In addition, Corporate Bonds with a market value of $134,404,322 have been segregated as collateral to cover the requirement for the reverse repurchase agreements outstanding at period end.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreement	$—	$—	$134,385	$(208,324)

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 43

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$16,328,419

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations.	$—	$506,100,732	$—
Other	—	1,422,017	—
Commercial Mortgage-Backed Securities	—	12,388,049	—
Corporate Bonds	—	359,277,374	1,229,919
Floating Rate and Other Loans	—	1,482,838,620	141,378,149
Residential Mortgage-Backed Securities	—	20,633,239	—
U.S. Treasury Obligations	—	17,164,836	—
Affiliated Exchange-Traded Fund	7,088,000	—	—
Common Stocks	2,272,955	24,473,768	4,775,649
Preferred Stocks	—	—	691,400
Warrants	—	315,644	16
Short-Term Investments
Affiliated Mutual Funds	246,857,352	—	—

Total	$256,218,307	$2,424,614,279	$148,075,133

Other Financial Instruments*
Assets
Unfunded Corporate Bond Commitment	$—	$—	$—	**
Unfunded Loan Commitments	—	35,264	1,893
Futures Contracts	432	—	—
OTC Forward Foreign Currency Exchange Contracts	—	863,727	—

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
Centrally Cleared Credit Default Swap Agreements	$—	$2,206,297	$—
OTC Total Return Swap Agreements	—	134,385	—

Total	$432	$3,239,673	$1,893

Liabilities
Unfunded Loan Commitment	$—	$(288)	$—
Futures Contracts	(2,287,534)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(542,448)	—
OTC Total Return Swap Agreement	—	(208,324)	—

Total	$(2,287,534)	$(751,060)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded corporate bond commitments and unfunded loan commitments , and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts, unfunded corporate bond commitments and unfunded loan commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks
Balance as of 02/29/24	$49,643	$92,322,293	$3,010,120	$890,590
Realized gain (loss)	14,089	(6,144,756)	—	35,335
Change in unrealized appreciation (depreciation)	(916)	(1,526,782)	(6,029,871)	18,550
Purchase/Exchange/Issuances	1,229,919	140,357,766	450,589	492,880
Sales/Paydowns	(63,700)	(89,074,567)	—	(745,955)
Accrued discount/premium	884	396,326	—	—
Transfer into Level 3*	—	12,370,176	10,249,451	—
Transfer out of Level 3*	—	(7,322,307)	(2,904,640)	—

Balance as of 02/28/25	$1,229,919	$141,378,149	$4,775,649	$691,400

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(882)	$(4,784,451)	$(6,029,871)	$18,550

	Warrants	Unfunded Corporate Bond Commitment	Unfunded Loan Commitments
Balance as of 02/29/24	$—	$—	$1,603
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	—	—	1,893
Purchase/Exchange/Issuances	16	—	—

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 45

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

	Warrants	Unfunded Corporate Bond Commitment	Unfunded Loan Commitments
Sales/Paydowns	$—	$—	$(1,603)
Accrued discount/premium	—	—	—
Transfer into Level 3*	—	—	—
Transfer out of Level 3*	—	—	—

Balance as of 02/28/25	$16	$—	$1,893

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$—	$1,893

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of February 28, 2025	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Corporate Bonds	$—	Market	Recovery Value Transaction	Recovery Rate Unadjusted	0.00%
Corporate Bonds	1,229,919	Market	Based Comparable	Price Yield Curve	NA
Floating Rate and Other Loans	8,477,970	Market	Bond	Spread Discount	150 bps
Floating Rate and Other Loans	2,684,077	Market	Enterprise Value	EBITDA Multiple	8.3x
Common Stocks	555,530	Market	Enterprise Value	Recovery Rate	0.00% - 0.99%
Common Stocks	519	Market	Recovery Value	Recovery Rate	0.00%
Preferred Stocks	203,400	Market	Enterprise Value Transaction	Recovery Rate Unadjusted	11.30%
Preferred Stocks	488,000	Market	Based	Price	NA
Warrants	16	Market	Recovery Value Transaction	Recovery Rate Unadjusted	0.00%
Unfunded Corporate Bond Commitment	—	Market	Based	Price	NA

	$13,639,431

**	The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

brokers. As of February 28, 2025, the aggregate value of these securities and/or derivatives was $134,437,595. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2025 were as follows:

Collateralized Loan Obligations	20.5%
Banks	10.8
Affiliated Mutual Funds (0.1% represents investments purchased with collateral from securities on loan)	10.0
Commercial Services	6.9
Software	4.2
Chemicals	3.9
Telecommunications	3.3
Computers	3.3
Retail	2.9
Diversified Financial Services	2.8
Entertainment	2.8
Healthcare-Services	2.8
Building Materials	2.6
Insurance	2.6
Auto Parts & Equipment	2.1
Environmental Control	2.0
Electric	1.9
Media	1.8
Machinery-Diversified	1.8
Leisure Time	1.4
Distribution/Wholesale	1.4
Packaging & Containers	1.2
Real Estate Investment Trusts (REITs)	1.2
Real Estate	1.2
Metal Fabricate/Hardware	1.1
Pharmaceuticals	1.0
Pipelines	0.9
Transportation	0.9
Engineering & Construction	0.9
Residential Mortgage-Backed Securities	0.8
Oil & Gas	0.8
Internet	0.8
Electronics	0.7
Holding Companies-Diversified	0.7
U.S. Treasury Obligations	0.7

Mining	0.6%
Airlines	0.6
Foods	0.5
Oil, Gas & Consumable Fuels	0.5
Commercial Mortgage-Backed Securities	0.5
Aerospace & Defense	0.5
Cosmetics/Personal Care	0.5
Home Furnishings	0.4
Hand/Machine Tools	0.4
Forest Products & Paper	0.4
Lodging	0.4
Beverages	0.4
Housewares	0.4
Advertising	0.3
Affiliated Exchange-Traded Fund	0.3
Agriculture	0.3
Machinery-Construction & Mining	0.3
Miscellaneous Manufacturing	0.3
Investment Companies	0.3
Household Products/Wares	0.2
Semiconductors	0.2
Healthcare-Products	0.2
Interactive Media & Services	0.2
Private Equity	0.2
Home Builders	0.2
Wireless Telecommunication Services	0.2
Gas Utilities	0.1
Shipbuilding	0.1
IT Services	0.1
Oil & Gas Services	0.1
Energy-Alternate Sources	0.1
Other	0.1
Electronic Equipment, Instruments & Components	0.0	*

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 47

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Industry Classification (continued):

Health Care Providers & Services	0.0 *%

114.6
Liabilities in excess of other assets	(14.6)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$2,206,297	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	863,727		Unrealized depreciation on OTC forward foreign currency exchange contracts	542,448
Interest rate contracts	Due from/to broker-variation margin futures	432	*	Due from/to broker-variation margin futures	2,287,534	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	134,385		Unrealized depreciation on OTC swap agreements	208,324

		$3,204,841			$3,038,306

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

The effects of derivative instruments on the Statement of Operations for the year ended February 28, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$16,356,339
Foreign exchange contracts	—	1,728,528	—
Interest rate contracts	1,403,546	—	950,016

Total	$1,403,546	$1,728,528	$17,306,355

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$(7,350,745)

Foreign exchange contracts	—	(151,779)	—
Interest rate contracts	(2,219,875)	—	(72,815)

Total	$(2,219,875)	$(151,779)	$(7,423,560)

For the year ended February 28, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,387,275
Futures Contracts - Short Positions (1)	227,832,906
Forward Foreign Currency Exchange Contracts - Purchased (2)	48,732,502
Forward Foreign Currency Exchange Contracts - Sold (2)	93,137,549
Credit Default Swap Agreements - Sell Protection (2)	360,125,540
Total Return Swap Agreements (1)	49,392,114

*	Average volume is based on average quarter end balances for the year ended February 28, 2025.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 49

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan		$ 3,183,042	$ (3,183,042)	$—
Reverse Repurchase Agreements	Clear Street LLC	(124,758,875)	124,758,875	—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP	$38,873	$(237,296)	$(198,423)	$—	$(198,423)
BNYM	402,116	(104,053)	298,063	—	298,063
MSI	95,512	—	95,512	(95,512)	—
SSB	395,559	(343,107)	52,452	—	52,452
TD	66,052	(66,316)	(264)	—	(264)

	$998,112	$(750,772)	$247,340	$(95,512)	$151,828

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Statement of Assets & Liabilities

as of February 28, 2025

Assets

Investments at value, including securities on loan of $3,183,042:
Unaffiliated investments (cost $2,610,697,496)	$2,574,962,367
Affiliated investments (cost $253,831,413)	253,945,352
Cash	483,526
Foreign currency, at value (cost $769,136)	765,805
Cash segregated for counterparty - reverse repurchase agreements	280,000
Receivable for investments sold	27,850,638
Dividends and interest receivable	16,460,477
Receivable for Fund shares sold	11,879,189
Unrealized appreciation on OTC forward foreign currency exchange contracts	863,727
Due from broker—variation margin swaps	208,003
Unrealized appreciation on OTC swap agreements	134,385
Unrealized appreciation on unfunded loan commitments	37,157
Prepaid expenses	25,034

Total Assets	2,887,895,660

Liabilities
Payable for investments purchased	273,248,626
Reverse repurchase agreements (cost $124,758,875)	124,758,875
Payable for Fund shares purchased	13,208,983
Payable to broker for collateral for securities on loan	3,242,586
Management fee payable	1,031,902
Accrued expenses and other liabilities	950,958
Dividends payable	871,080
Due to broker—variation margin futures	843,034
Unrealized depreciation on OTC forward foreign currency exchange contracts	542,448
Unrealized depreciation on OTC swap agreements	208,324
Distribution fee payable	79,063
Directors’ fees payable	9,836
Affiliated transfer agent fee payable	6,856
Unrealized depreciation on unfunded loan commitment	288

Total Liabilities	419,002,859

Net Assets	$2,468,892,801

Net assets were comprised of:
Common stock, at par	$2,706
Paid-in capital in excess of par	2,871,185,396
Total distributable earnings (loss)	(402,295,301)

Net assets, February 28, 2025	$2,468,892,801

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 51

PGIM Floating Rate Income Fund

Statement of Assets & Liabilities (continued)

as of February 28, 2025

Class A

Net asset value and redemption price per share, ($222,258,540 ÷ 24,385,063 shares of common stock issued and outstanding)	$9.11
Maximum sales charge (2.25% of offering price)	0.21

Maximum offering price to public	$9.32

Class C

Net asset value, offering price and redemption price per share, ($47,742,436 ÷ 5,235,659 shares of common stock issued and outstanding)	$9.12

Class Z

Net asset value, offering price and redemption price per share, ($1,959,761,507 ÷ 214,781,881 shares of common stock issued and outstanding)	$9.12

Class R6

Net asset value, offering price and redemption price per share, ($239,130,318 ÷ 26,205,255 shares of common stock issued and outstanding)	$9.13

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Statement of Operations

Year Ended February 28, 2025

Net Investment Income (Loss)

Income
Interest income (net of $699 foreign withholding tax)	$188,424,259
Affiliated dividend income	2,647,180
Unaffiliated dividend income	58,934
Income from securities lending, net (including affiliated income of $23,784)	24,329

Total income	191,154,702

Expenses
Management fee	13,800,727
Distribution fee(a)	990,401
Interest expense	3,080,406
Transfer agent’s fees and expenses (including affiliated expense of $29,447)(a)	2,132,800
Custodian and accounting fees	494,574
Registration fees(a)	129,544
Audit fee	70,619
Professional fees	52,770
Shareholders’ reports	50,000
Directors’ fees	35,600
Miscellaneous	345,563

Total expenses	21,183,004
Less: Fee waiver and/or expense reimbursement(a)	(2,299,441)

Net expenses	18,883,563

Net investment income (loss)	172,271,139

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,351))	(89,306,784)
Futures transactions	1,403,546
Forward currency contract transactions	1,728,528
Swap agreement transactions	17,306,355
Foreign currency transactions	(493,854)

(69,362,209)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $112,709)	79,008,826
Futures	(2,219,875)
Forward currency contracts	(151,779)
Swap agreements	(7,423,560)
Foreign currencies	(137,795)
Unfunded loan commitments	33,559

69,109,376

Net gain (loss) on investment and foreign currency transactions	(252,833)

Net Increase (Decrease) In Net Assets Resulting From Operations	$172,018,306

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 53

PGIM Floating Rate Income Fund

Statement of Operations (continued)

Year Ended February 28, 2025

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	498,720	491,681	—	—
Transfer agent’s fees and expenses	173,561	40,535	1,912,843	5,861
Registration fees	38,782	17,557	49,050	24,155
Fee waiver and/or expense reimbursement	(205,578)	(56,890)	(1,892,113)	(144,860)

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Statements of Changes in Net Assets

	Year Ended
	February 28/29,
	2025	2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$172,271,139	$188,976,306
Net realized gain (loss) on investment and foreign currency transactions	(69,362,209)	(99,587,746)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	69,109,376	128,023,410

Net increase (decrease) in net assets resulting from operations	172,018,306	217,411,970

Dividends and Distributions
Distributions from distributable earnings
Class A	(16,258,343)	(15,999,658)
Class C	(3,659,712)	(4,363,945)
Class Z	(136,959,178)	(144,217,161)
Class R6	(20,507,770)	(25,887,178)

	(177,385,003)	(190,467,942)

Tax return of capital distributions
Class A	—	(185,554)
Class C	—	(50,610)
Class Z	—	(1,672,536)
Class R6	—	(300,223)

	—	(2,208,923)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,136,990,540	751,016,841
Net asset value of shares issued in reinvestment of dividends and distributions	165,097,944	181,634,610
Cost of shares purchased	(882,481,439)	(1,569,821,253)

Net increase (decrease) in net assets from Fund share transactions	419,607,045	(637,169,802)

Total increase (decrease)	414,240,348	(612,434,697)

Net Assets:

Beginning of year	2,054,652,453	2,667,087,150

End of year	$2,468,892,801	$2,054,652,453

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 55

PGIM Floating Rate Income Fund

Financial Highlights

Class A Shares
	Year Ended February 28/29,
	2025		2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.13		$8.98		$9.51		$9.65	$9.38
Income (loss) from investment operations:
Net investment income (loss)	0.72		0.78		0.54		0.32	0.45
Net realized and unrealized gain (loss) on investment and foreign currency transactions	-	(b)(c)	0.16		(0.45)		(0.13)	0.27	(c)
Total from investment operations	0.72		0.94		0.09		0.19	0.72
Less Dividends and Distributions:
Dividends from net investment income	(0.74)		(0.78)		(0.62)		(0.33)	(0.45)
Tax return of capital distributions	-		(0.01)		-		-	-
Total dividends and distributions	(0.74)		(0.79)		(0.62)		(0.33)	(0.45)
Net asset value, end of year	$9.11		$9.13		$8.98		$9.51	$9.65
Total Return(d):	8.25%		11.03%		1.22%		1.93%	8.25%

Ratios/Supplemental Data:
Net assets, end of year (000)	$222,259		$189,497		$177,406		$221,472	$60,644
Average net assets (000)	$199,488		$182,716		$203,544		$132,395	$48,786
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.10	%(f)	1.00	%(g)	1.00	%(g)	0.95%	0.97	%(g)
Expenses before waivers and/or expense reimbursement	1.20%		1.09%		1.11	%(g)	1.07%	1.17	%(g)
Net investment income (loss)	7.91%		8.67%		6.01%		3.29%	5.04%
Portfolio turnover rate(h)	86%		68%		43%		43%	125%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes interest expense on reverse repurchase agreements of 0.15% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended February 28, 2025.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.05%, 0.05% and 0.02%, which are being excluded from the Fund’s contractual waiver, if applicable, for the for the years ended February 28/29, 2024, 2023 and 2021, respectively.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Financial Highlights (continued)

Class C Shares
	Year Ended February 28/29,
	2025		2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.14		$8.98		$9.52		$9.66	$9.38
Income (loss) from investment operations:
Net investment income (loss)	0.66		0.71		0.48		0.25	0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	-	(b)(c)	0.18		(0.47)		(0.14)	0.28	(c)
Total from investment operations	0.66		0.89		0.01		0.11	0.67
Less Dividends and Distributions:
Dividends from net investment income	(0.68)		(0.72)		(0.55)		(0.25)	(0.39)
Tax return of capital distributions	-		(0.01)		-		-	-
Total dividends and distributions	(0.68)		(0.73)		(0.55)		(0.25)	(0.39)
Net asset value, end of year	$9.12		$9.14		$8.98		$9.52	$9.66
Total Return(d):	7.45%		10.33%		0.36%		1.16%	7.56%

Ratios/Supplemental Data:
Net assets, end of year (000)	$47,742		$51,783		$61,349		$69,648	$24,973
Average net assets (000)	$49,168		$54,544		$70,642		$45,432	$25,795
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.84	%(f)	1.75	%(g)	1.76	%(g)	1.70%	1.72	%(g)
Expenses before waivers and/or expense reimbursement	1.96%		1.87%		1.90	%(g)	1.84%	1.94	%(g)
Net investment income (loss)	7.19%		7.92%		5.32%		2.54%	4.31%
Portfolio turnover rate(h)	86%		68%		43%		43%	125%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes interest expense on reverse repurchase agreements of 0.14% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended February 28, 2025.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.05%, 0.06% and 0.02%, which are being excluded from the Fund’s contractual waiver, if applicable, for the for the years ended February 28/29, 2024, 2023 and 2021, respectively.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 57

PGIM Floating Rate Income Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended February 28/29,
	2025		2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.14		$8.99		$9.52		$9.66	$9.39
Income (loss) from investment operations:
Net investment income (loss)	0.74		0.80		0.55		0.35	0.47
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.01	(b)	0.17		(0.43)		(0.14)	0.28	(b)
Total from investment operations	0.75		0.97		0.12		0.21	0.75
Less Dividends and Distributions:
Dividends from net investment income	(0.77)		(0.81)		(0.65)		(0.35)	(0.48)
Tax return of capital distributions	-		(0.01)		-		-	-
Total dividends and distributions	(0.77)		(0.82)		(0.65)		(0.35)	(0.48)
Net asset value, end of year	$9.12		$9.14		$8.99		$9.52	$9.66
Total Return(c):	8.52%		11.30%		1.48%		2.18%	8.51%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,959,762		$1,542,156		$2,077,632		$3,794,840	$564,615
Average net assets (000)	$1,633,056		$1,605,227		$3,121,921		$1,828,765	$283,976
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.85	%(e)	0.76	%(f)	0.75	%(f)	0.70%	0.72	%(f)
Expenses before waivers and/or expense reimbursement	0.97%		0.87%		0.88	%(f)	0.81%	0.90	%(f)
Net investment income (loss)	8.15%		8.91%		6.06%		3.55%	5.18%
Portfolio turnover rate(g)	86%		68%		43%		43%	125%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Includes interest expense on reverse repurchase agreements of 0.15% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended February 28, 2025.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.06%, 0.05% and 0.02%, which are being excluded from the Fund’s contractual waiver, if applicable, for the for the years ended February 28/29, 2024, 2023 and 2021, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended February 28/29,
	2025		2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.14		$8.99		$9.53		$9.66	$9.39
Income (loss) from investment operations:
Net investment income (loss)	0.75		0.80		0.58		0.35	0.48
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.01	(b)	0.17		(0.47)		(0.13)	0.27	(b)
Total from investment operations	0.76		0.97		0.11		0.22	0.75
Less Dividends and Distributions:
Dividends from net investment income	(0.77)		(0.81)		(0.65)		(0.35)	(0.48)
Tax return of capital distributions	-		(0.01)		-		-	-
Total dividends and distributions	(0.77)		(0.82)		(0.65)		(0.35)	(0.48)
Net asset value, end of year	$9.13		$9.14		$8.99		$9.53	$9.66
Total Return(c):	8.69%		11.36%		1.42%		2.34%	8.57%

Ratios/Supplemental Data:
Net assets, end of year (000)	$239,130		$271,216		$350,700		$396,487	$16,970
Average net assets (000)	$241,476		$286,529		$428,601		$180,674	$11,040
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.79	%(e)	0.71	%(f)	0.70	%(f)	0.65%	0.67	%(f)
Expenses before waivers and/or expense reimbursement	0.85%		0.77%		0.76	%(f)	0.72%	0.93	%(f)
Net investment income (loss)	8.24%		8.97%		6.38%		3.62%	5.31%
Portfolio turnover rate(g)	86%		68%		43%		43%	125%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Includes interest expense on reverse repurchase agreements of 0.14% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended February 28, 2025.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.06%, 0.05% and 0.02%, which are being excluded from the Fund’s contractual waiver, if applicable, for the for the years ended February 28/29, 2024, 2023 and 2021, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 59

PGIM Government Income Fund

Schedule of Investments

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 100.0%

ASSET-BACKED SECURITIES 6.8%

Collateralized Loan Obligations

Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.680%(c)	04/20/35	2,250	$2,253,329
Apidos CLO,
Series 2018-18A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.696(c)	01/22/38	1,750	1,758,932
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.613(c)	04/18/35	1,500	1,501,976
LCM Ltd. (Cayman Islands),
Series 42A, Class A1, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.794(c)	01/15/38	1,750	1,760,503
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)	5.486(c)	03/15/38	1,500	1,500,000
Regatta Funding Ltd. (Cayman Islands),
Series 2022-02A, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.543(c)	07/20/35	2,000	2,002,500
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.842(c)	01/15/38	1,750	1,754,430
Texas Debt Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A	— (p)	04/24/38	2,000	2,000,000
Tikehau US CLO Ltd. (Bermuda),
Series 2025-01A, Class A1, 144A	— (p)	02/25/38	2,400	2,400,000

TOTAL ASSET-BACKED SECURITIES (cost $16,909,039)				16,931,670

COMMERCIAL MORTGAGE-BACKED SECURITIES 13.1%

Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4	2.661	08/15/52	2,603	2,416,650
Fannie Mae-Aces,
Series 2019-M22, Class A2	2.522	08/25/29	5,725	5,320,617
Series 2021-M01G, Class A2	1.469(cc)	11/25/30	2,500	2,129,123
Series 2022-M03, Class A2	1.707(cc)	11/25/31	8,500	7,154,469
Series 2022-M13, Class A2	2.594(cc)	06/25/32	5,000	4,421,864
FHLMC Multifamily Structured Pass-Through Certificates,
Series K075, Class A2	3.650(cc)	02/25/28	5,000	4,908,878

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K151, Class A3	3.511%	04/25/30	900	$865,282
Series K152, Class A2	3.080	01/25/31	375	349,913
Series K512, Class A2	5.000	11/25/28	5,000	5,103,366

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $34,050,838)				32,670,162

CORPORATE BOND 0.4%

Diversified Financial Services

Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series PP (cost $1,003,780)	1.400	07/15/28	1,005	913,306

U.S. GOVERNMENT AGENCY OBLIGATIONS 58.2%
Fannie Mae Interest Strips	5.372(s)	07/15/32	635	438,996
Federal Agricultural Mortgage Corp., MTN	3.950	02/02/26	15	14,948
Federal Farm Credit Bank	1.680	09/17/35	160	119,354
Federal Farm Credit Bank	1.730	09/22/31	600	505,376
Federal Farm Credit Bank	1.770	02/04/31	1,245	1,074,776
Federal Farm Credit Bank	1.900	10/21/30	196	171,304
Federal Farm Credit Bank	2.040	03/19/40	1,330	913,043
Federal Farm Credit Bank	2.150	12/01/31	3,430	2,950,293
Federal Farm Credit Bank	2.200	12/09/31	1,545	1,331,435
Federal Farm Credit Bank	2.350	03/10/36	340	267,713
Federal Farm Credit Bank	2.400	03/24/36	222	176,982
Federal Farm Credit Bank	2.460	02/05/35	925	757,399
Federal Farm Credit Bank	2.490	05/19/36	165	132,256
Federal Farm Credit Bank	2.500	04/14/36	430	340,839
Federal Farm Credit Bank	5.480	06/27/42	1,000	986,339
Federal Home Loan Bank	1.150(cc)	02/10/31	485	407,188
Federal Home Loan Bank	1.250(cc)	03/17/31	100	90,872
Federal Home Loan Bank	1.350	02/18/31	20	16,789
Federal Home Loan Bank	1.500(cc)	05/27/31	100	90,653
Federal Home Loan Bank	1.750	06/20/31	980	829,460
Federal Home Loan Bank	1.790	12/21/35	965	723,441
Federal Home Loan Bank	1.870	02/08/36	245	184,506
Federal Home Loan Bank	2.000(cc)	05/27/31	140	127,508
Federal Home Loan Bank	2.050	05/12/31	145	125,792
Federal Home Loan Bank	2.090	02/22/36	325	249,085
Federal Home Loan Bank	4.250	09/10/32	370	368,110

See Notes to Financial Statements.

PGIM Government Income Fund 61

PGIM Government Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.,
MTN	1.220%	08/19/30	280	$237,780
MTN	1.300	08/12/30	50	42,677
MTN	1.460	08/17/35	280	204,639
MTN	1.899(s)	11/15/38	1,680	871,590
Federal Home Loan Mortgage Corp.	1.500	01/01/36	154	135,377
Federal Home Loan Mortgage Corp.	1.500	02/01/36	62	54,755
Federal Home Loan Mortgage Corp.	1.500	06/01/36	70	61,753
Federal Home Loan Mortgage Corp.	1.500	07/01/36	485	426,865
Federal Home Loan Mortgage Corp.	1.500	11/01/50	757	576,760
Federal Home Loan Mortgage Corp.	2.000	01/01/32	125	117,856
Federal Home Loan Mortgage Corp.	2.500	05/01/28	225	219,446
Federal Home Loan Mortgage Corp.	2.500	05/01/28	277	269,831
Federal Home Loan Mortgage Corp.	2.500	03/01/30	209	200,974
Federal Home Loan Mortgage Corp.	2.500	10/01/32	208	197,352
Federal Home Loan Mortgage Corp.	2.500	11/01/46	876	750,783
Federal Home Loan Mortgage Corp.	2.500	04/01/51	4,728	3,963,420
Federal Home Loan Mortgage Corp.	3.000	10/01/28	31	30,092
Federal Home Loan Mortgage Corp.	3.000	06/01/29	106	103,848
Federal Home Loan Mortgage Corp.	3.000	12/01/30	186	180,373
Federal Home Loan Mortgage Corp.	3.000	01/01/37	361	339,273
Federal Home Loan Mortgage Corp.	3.000	04/01/43	609	550,477
Federal Home Loan Mortgage Corp.	3.000	07/01/43	652	590,630
Federal Home Loan Mortgage Corp.	3.000	10/01/46	265	236,103
Federal Home Loan Mortgage Corp.	3.000	11/01/46	234	208,202
Federal Home Loan Mortgage Corp.	3.000	12/01/46	220	195,046
Federal Home Loan Mortgage Corp.	3.000	01/01/47	756	672,253
Federal Home Loan Mortgage Corp.	3.000	03/01/47	172	153,192
Federal Home Loan Mortgage Corp.	3.000	06/01/50	635	560,753
Federal Home Loan Mortgage Corp.	3.500	11/01/37	157	149,818
Federal Home Loan Mortgage Corp.	3.500	06/01/42	429	402,541
Federal Home Loan Mortgage Corp.	3.500	06/01/43	311	292,114
Federal Home Loan Mortgage Corp.	3.500	07/01/43	930	871,691
Federal Home Loan Mortgage Corp.	3.500	07/01/47	1,035	952,670
Federal Home Loan Mortgage Corp.	3.500	08/01/47	783	720,322
Federal Home Loan Mortgage Corp.	3.500	10/01/47	72	66,543
Federal Home Loan Mortgage Corp.	4.000	06/01/26	6	6,309
Federal Home Loan Mortgage Corp.	4.000	09/01/26	15	14,537
Federal Home Loan Mortgage Corp.	4.000	11/01/39	336	326,140
Federal Home Loan Mortgage Corp.	4.000	09/01/40	202	195,514
Federal Home Loan Mortgage Corp.	4.000	12/01/40	123	119,578
Federal Home Loan Mortgage Corp.	4.000	12/01/40	155	150,404

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	4.000%	04/01/42	259	$250,862
Federal Home Loan Mortgage Corp.	4.000	04/01/42	325	314,559
Federal Home Loan Mortgage Corp.	4.000	05/01/46	378	360,441
Federal Home Loan Mortgage Corp.	4.000	08/01/46	118	112,271
Federal Home Loan Mortgage Corp.	4.000	12/01/46	99	94,281
Federal Home Loan Mortgage Corp.	4.000	07/01/47	201	191,246
Federal Home Loan Mortgage Corp.	4.000	08/01/47	72	68,692
Federal Home Loan Mortgage Corp.	4.000	08/01/47	212	201,412
Federal Home Loan Mortgage Corp.	4.500	09/01/39	425	423,186
Federal Home Loan Mortgage Corp.	4.500	07/01/47	75	72,799
Federal Home Loan Mortgage Corp.	4.500	07/01/47	82	80,580
Federal Home Loan Mortgage Corp.	4.500	08/01/47	238	233,701
Federal Home Loan Mortgage Corp.	5.000	06/01/33	242	241,562
Federal Home Loan Mortgage Corp.	5.000	03/01/34	9	8,944
Federal Home Loan Mortgage Corp.	5.000	05/01/34	24	24,025
Federal Home Loan Mortgage Corp.	5.000	05/01/34	151	152,906
Federal Home Loan Mortgage Corp.	5.000	02/01/48	89	89,452
Federal Home Loan Mortgage Corp.	5.500	05/01/37	36	37,505
Federal Home Loan Mortgage Corp.	5.500	01/01/38	30	30,971
Federal Home Loan Mortgage Corp.	5.500	11/01/52	1,891	1,907,371
Federal Home Loan Mortgage Corp.	6.000	12/01/33	12	11,799
Federal Home Loan Mortgage Corp.	6.000	09/01/34	65	66,835
Federal Home Loan Mortgage Corp.	6.500	09/01/32	18	18,825
Federal Home Loan Mortgage Corp.	6.500	09/01/32	21	21,491
Federal Home Loan Mortgage Corp.	7.000	09/01/32	19	20,217
Federal National Mortgage Assoc.	1.301(s)	11/15/30	3,000	2,346,214
Federal National Mortgage Assoc.	1.500	02/01/36	177	155,947
Federal National Mortgage Assoc.	1.500	04/01/36	68	59,830
Federal National Mortgage Assoc.	1.500	06/01/36	72	63,448
Federal National Mortgage Assoc.	1.500	08/01/36	182	159,775
Federal National Mortgage Assoc.	1.500	11/01/50	2,580	1,964,523
Federal National Mortgage Assoc.	1.500	12/01/50	1,913	1,458,231
Federal National Mortgage Assoc.	1.780	11/16/35	100	75,077
Federal National Mortgage Assoc.	2.000	08/01/31	157	147,528
Federal National Mortgage Assoc.	2.000	05/01/36	1,105	998,742
Federal National Mortgage Assoc.	2.000	06/01/40	539	468,743
Federal National Mortgage Assoc.	2.000	02/01/41	3,699	3,199,235
Federal National Mortgage Assoc.	2.000	05/01/41	1,787	1,544,876
Federal National Mortgage Assoc.	2.000	09/01/50	4,090	3,295,779
Federal National Mortgage Assoc.(k)	2.000	10/01/50	10,256	8,282,362
Federal National Mortgage Assoc.	2.000	01/01/51	1,021	822,355
Federal National Mortgage Assoc.	2.500	06/01/28	82	79,710

See Notes to Financial Statements.

PGIM Government Income Fund 63

PGIM Government Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.500%	08/01/28	121	$117,596
Federal National Mortgage Assoc.	2.500	08/01/29	27	25,751
Federal National Mortgage Assoc.	2.500	02/01/36	376	348,495
Federal National Mortgage Assoc.	2.500	05/01/41	706	620,897
Federal National Mortgage Assoc.	2.500	06/01/41	1,099	962,730
Federal National Mortgage Assoc.	2.500	02/01/43	120	104,398
Federal National Mortgage Assoc.	2.500	12/01/46	565	483,778
Federal National Mortgage Assoc.	2.500	01/01/50	1,243	1,051,104
Federal National Mortgage Assoc.	2.500	03/01/50	186	157,852
Federal National Mortgage Assoc.	2.500	05/01/50	887	751,897
Federal National Mortgage Assoc.	2.500	06/01/50	463	390,716
Federal National Mortgage Assoc.	2.500	08/01/50	3,487	2,944,298
Federal National Mortgage Assoc.	2.500	10/01/50	3,515	2,950,556
Federal National Mortgage Assoc.	2.500	03/01/51	2,275	1,910,971
Federal National Mortgage Assoc.	2.500	04/01/51	2,260	1,903,485
Federal National Mortgage Assoc.	2.500	05/01/52	802	678,168
Federal National Mortgage Assoc.	3.000	01/01/27	56	55,409
Federal National Mortgage Assoc.	3.000	08/01/28	197	192,733
Federal National Mortgage Assoc.	3.000	02/01/31	177	171,156
Federal National Mortgage Assoc.	3.000	11/01/36	129	121,252
Federal National Mortgage Assoc.	3.000	12/01/42	681	615,858
Federal National Mortgage Assoc.	3.000	02/01/43	298	269,599
Federal National Mortgage Assoc.	3.000	03/01/43	267	241,526
Federal National Mortgage Assoc.	3.000	04/01/43	283	255,915
Federal National Mortgage Assoc.	3.000	06/01/43	129	116,543
Federal National Mortgage Assoc.	3.000	06/01/43	253	229,121
Federal National Mortgage Assoc.	3.000	07/01/43	855	773,279
Federal National Mortgage Assoc.	3.000	09/01/46	687	611,184
Federal National Mortgage Assoc.	3.000	11/01/46	820	729,051
Federal National Mortgage Assoc.	3.000	11/01/46	877	779,966
Federal National Mortgage Assoc.	3.000	01/01/47	103	92,090
Federal National Mortgage Assoc.	3.000	04/01/47	1,787	1,589,695
Federal National Mortgage Assoc.	3.000	12/01/49	242	214,090
Federal National Mortgage Assoc.	3.000	12/01/49	532	468,517
Federal National Mortgage Assoc.	3.000	01/01/50	38	33,924
Federal National Mortgage Assoc.	3.000	06/01/50	222	195,608
Federal National Mortgage Assoc.	3.000	04/01/52	824	729,521
Federal National Mortgage Assoc.	3.000	05/01/52	2,871	2,556,424
Federal National Mortgage Assoc.	3.500	12/01/30	22	21,689
Federal National Mortgage Assoc.	3.500	11/01/32	712	695,126
Federal National Mortgage Assoc.	3.500	02/01/33	38	37,602
Federal National Mortgage Assoc.	3.500	05/01/33	64	62,013

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%	10/01/41	652	$611,332
Federal National Mortgage Assoc.	3.500	12/01/41	182	170,783
Federal National Mortgage Assoc.	3.500	03/01/42	216	202,196
Federal National Mortgage Assoc.	3.500	05/01/42	802	751,608
Federal National Mortgage Assoc.	3.500	07/01/42	277	259,624
Federal National Mortgage Assoc.	3.500	12/01/42	629	590,003
Federal National Mortgage Assoc.	3.500	03/01/43	224	210,038
Federal National Mortgage Assoc.	3.500	06/01/45	1,362	1,265,836
Federal National Mortgage Assoc.	3.500	01/01/46	364	337,333
Federal National Mortgage Assoc.	3.500	12/01/46	693	638,507
Federal National Mortgage Assoc.	3.500	04/01/48	1,093	1,004,677
Federal National Mortgage Assoc.	3.500	11/01/48	730	670,889
Federal National Mortgage Assoc.	4.000	09/01/40	338	328,063
Federal National Mortgage Assoc.	4.000	01/01/41	421	407,399
Federal National Mortgage Assoc.	4.000	09/01/44	275	263,618
Federal National Mortgage Assoc.	4.000	06/01/47	1,000	951,809
Federal National Mortgage Assoc.	4.000	06/01/47	1,058	1,007,752
Federal National Mortgage Assoc.	4.000	08/01/47	217	207,094
Federal National Mortgage Assoc.	4.000	09/01/47	1,273	1,216,501
Federal National Mortgage Assoc.	4.000	10/01/47	636	605,678
Federal National Mortgage Assoc.	4.000	11/01/47	729	695,026
Federal National Mortgage Assoc.	4.336(s)	03/17/31	530	401,971
Federal National Mortgage Assoc.	4.500	04/01/41	295	293,453
Federal National Mortgage Assoc.	4.500	05/01/41	256	254,534
Federal National Mortgage Assoc.	4.500	01/01/45	91	90,087
Federal National Mortgage Assoc.	4.500	12/01/47	621	605,976
Federal National Mortgage Assoc.	4.500	06/01/48	131	128,531
Federal National Mortgage Assoc.	4.500	10/01/48	498	487,303
Federal National Mortgage Assoc.	4.500	06/01/52	917	885,157
Federal National Mortgage Assoc.	5.000	12/01/31	42	41,605
Federal National Mortgage Assoc.	5.000	03/01/34	114	113,987
Federal National Mortgage Assoc.	5.000	07/01/35	48	48,055
Federal National Mortgage Assoc.	5.000	09/01/35	37	37,874
Federal National Mortgage Assoc.	5.000	11/01/35	42	42,272
Federal National Mortgage Assoc.	5.000	05/01/36	18	17,814
Federal National Mortgage Assoc.	5.000	07/01/52	2,683	2,650,252
Federal National Mortgage Assoc.	5.500	02/01/34	109	109,696
Federal National Mortgage Assoc.	5.500	09/01/34	198	203,610
Federal National Mortgage Assoc.	5.500	02/01/35	177	182,554
Federal National Mortgage Assoc.	5.500	06/01/35	43	44,578
Federal National Mortgage Assoc.	5.500	06/01/35	71	72,339
Federal National Mortgage Assoc.	5.500	09/01/35	35	35,303

See Notes to Financial Statements.

PGIM Government Income Fund 65

PGIM Government Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.500%	09/01/35	132		$135,993
Federal National Mortgage Assoc.	5.500	10/01/35	127		130,100
Federal National Mortgage Assoc.	5.500	11/01/35	57		58,605
Federal National Mortgage Assoc.	5.500	11/01/35	85		87,521
Federal National Mortgage Assoc.	5.500	11/01/36	3		3,187
Federal National Mortgage Assoc.	5.500	10/01/52	395		397,738
Federal National Mortgage Assoc.	6.000	09/01/33	—(r	)	340
Federal National Mortgage Assoc.	6.000	02/01/34	—(r	)	58
Federal National Mortgage Assoc.	6.000	06/01/34	—(r	)	45
Federal National Mortgage Assoc.	6.000	09/01/34	—(r	)	56
Federal National Mortgage Assoc.	6.000	09/01/34	5		4,998
Federal National Mortgage Assoc.	6.000	09/01/34	8		8,832
Federal National Mortgage Assoc.	6.000	11/01/34	3		2,976
Federal National Mortgage Assoc.	6.000	11/01/34	20		21,100
Federal National Mortgage Assoc.	6.000	02/01/35	—(r	)	48
Federal National Mortgage Assoc.	6.000	03/01/35	3		3,073
Federal National Mortgage Assoc.	6.000	04/01/35	—(r	)	263
Federal National Mortgage Assoc.	6.000	12/01/35	49		50,328
Federal National Mortgage Assoc.	6.000	01/01/36	127		131,080
Federal National Mortgage Assoc.	6.000	05/01/36	35		36,382
Federal National Mortgage Assoc.	6.000	05/01/36	203		210,466
Federal National Mortgage Assoc.	6.500	07/01/32	144		148,402
Federal National Mortgage Assoc.	6.500	08/01/32	61		62,470
Federal National Mortgage Assoc.	6.500	09/01/32	15		15,268
Federal National Mortgage Assoc.	6.500	10/01/32	31		32,140
Federal National Mortgage Assoc.	6.500	10/01/32	161		166,297
Federal National Mortgage Assoc.	6.500	10/01/37	142		149,468
Federal National Mortgage Assoc.	7.000	12/01/31	55		57,965
Federal National Mortgage Assoc.	7.000	09/01/33	48		50,009
Federal National Mortgage Assoc.	7.000	11/01/33	50		52,059
Freddie Mac Coupon Strips	5.245(s)	03/15/31	505		387,248
Freddie Mac Strips	5.389(s)	07/15/32	565		409,770
Government National Mortgage Assoc.	2.000	10/20/51	1,975		1,622,900
Government National Mortgage Assoc.	2.500	12/20/46	144		125,813
Government National Mortgage Assoc.	2.500	08/20/51	1,921		1,647,047
Government National Mortgage Assoc.	3.000	03/15/45	467		418,954
Government National Mortgage Assoc.	3.000	07/20/45	1,078		974,392
Government National Mortgage Assoc.	3.000	07/20/46	520		469,036
Government National Mortgage Assoc.	3.000	08/20/46	975		879,760
Government National Mortgage Assoc.	3.000	10/20/46	78		70,652
Government National Mortgage Assoc.	3.000	02/20/47	1,473		1,328,355
Government National Mortgage Assoc.	3.000	05/20/47	277		250,050

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	3.000%	12/20/47	98	$88,240
Government National Mortgage Assoc.	3.000	04/20/49	396	356,213
Government National Mortgage Assoc.	3.500	04/20/42	111	104,001
Government National Mortgage Assoc.	3.500	01/20/43	691	646,753
Government National Mortgage Assoc.	3.500	04/20/43	308	287,769
Government National Mortgage Assoc.	3.500	03/20/45	406	378,273
Government National Mortgage Assoc.	3.500	04/20/45	218	203,230
Government National Mortgage Assoc.	3.500	07/20/46	789	732,665
Government National Mortgage Assoc.	3.500	03/20/47	75	69,458
Government National Mortgage Assoc.	3.500	07/20/47	452	419,502
Government National Mortgage Assoc.	3.500	02/20/48	982	910,676
Government National Mortgage Assoc.	3.500	11/20/48	258	239,218
Government National Mortgage Assoc.	3.500	01/20/49	225	208,709
Government National Mortgage Assoc.	3.500	05/20/49	359	332,578
Government National Mortgage Assoc.	4.000	02/20/41	144	139,475
Government National Mortgage Assoc.	4.000	06/20/44	289	278,659
Government National Mortgage Assoc.	4.000	08/20/44	88	84,971
Government National Mortgage Assoc.	4.000	11/20/45	170	163,324
Government National Mortgage Assoc.	4.000	11/20/46	157	150,870
Government National Mortgage Assoc.	4.000	02/20/47	137	130,772
Government National Mortgage Assoc.	4.000	10/20/47	145	137,322
Government National Mortgage Assoc.	4.000	12/20/47	104	98,904
Government National Mortgage Assoc.	4.000	07/20/48	303	288,139
Government National Mortgage Assoc.	4.000	02/20/49	353	335,753
Government National Mortgage Assoc.	4.000	03/20/49	581	552,012
Government National Mortgage Assoc.	4.500	02/20/40	89	87,695
Government National Mortgage Assoc.	4.500	01/20/41	55	54,355
Government National Mortgage Assoc.	4.500	02/20/41	261	258,316
Government National Mortgage Assoc.	4.500	03/20/41	131	129,614
Government National Mortgage Assoc.	4.500	06/20/44	195	192,282
Government National Mortgage Assoc.	4.500	02/20/46	16	16,219
Government National Mortgage Assoc.	4.500	03/20/46	82	81,259
Government National Mortgage Assoc.	4.500	03/20/47	378	370,852
Government National Mortgage Assoc.	4.500	08/20/47	68	66,375
Government National Mortgage Assoc.	4.500	01/20/48	51	50,108
Government National Mortgage Assoc.	4.500	02/20/48	309	303,305
Government National Mortgage Assoc.	4.500	05/20/52	1,736	1,686,270
Government National Mortgage Assoc.	5.000	07/15/33	161	160,680
Government National Mortgage Assoc.	5.000	09/15/33	217	216,848
Government National Mortgage Assoc.	5.000	04/15/34	12	12,080
Government National Mortgage Assoc.	5.500	02/15/34	117	122,140
Government National Mortgage Assoc.	5.500	02/15/36	68	70,251

See Notes to Financial Statements.

PGIM Government Income Fund 67

PGIM Government Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Resolution Funding Corp. Interest Strips, Bonds	2.776%(s)	01/15/30	630	$511,737
Resolution Funding Corp. Interest Strips, Bonds	3.617(s)	04/15/30	1,025	821,280
Resolution Funding Corp. Interest Strips, Bonds	4.330(s)	01/15/29	745	631,633
Resolution Funding Corp. Principal Strips, Bonds	4.247(s)	04/15/30	4,835	3,890,522
Resolution Funding Corp. Principal Strips, Bonds	4.469(s)	01/15/30	8,705	7,088,630
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750	05/15/25	1,485	1,474,369
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	640	539,689
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880	04/01/36	170	189,733
Tennessee Valley Authority, Sr. Unsec’d. Notes, Series E	6.750	11/01/25	1,300	1,320,395
Tennessee Valley Authority Generic Strips, Bonds	4.724(s)	07/15/34	20	12,677

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $158,355,664)				144,675,390

U.S. TREASURY OBLIGATIONS 21.5%
U.S. Treasury Bonds(k)	3.000	11/15/44	2,265	1,803,152
U.S. Treasury Bonds	3.000	02/15/49	1,715	1,314,655
U.S. Treasury Bonds	3.375	11/15/48	3,640	2,990,487
U.S. Treasury Bonds	3.875	05/15/43	665	612,008
U.S. Treasury Bonds	4.750	11/15/53	1,780	1,849,809
U.S. Treasury Notes	1.250	11/30/26	1,945	1,855,196
U.S. Treasury Notes	3.875	08/15/34	3,120	3,042,975
U.S. Treasury Notes	4.250	02/15/28	1,315	1,325,376
U.S. Treasury Notes	4.250	01/31/30	1,640	1,657,169
U.S. Treasury Notes	4.625	02/15/35	165	170,672
U.S. Treasury Strips Coupon	1.677(s)	02/15/43	1,180	506,201
U.S. Treasury Strips Coupon	2.371(s)	11/15/40	1,880	908,642
U.S. Treasury Strips Coupon	2.472(s)	08/15/40	2,420	1,185,233
U.S. Treasury Strips Coupon	3.301(s)	02/15/46	5,395	2,007,109
U.S. Treasury Strips Coupon	3.490(s)	02/15/42	7,070	3,195,861
U.S. Treasury Strips Coupon	3.815(s)	02/15/41	2,650	1,265,789
U.S. Treasury Strips Coupon	3.903(s)	11/15/42	2,220	963,966
U.S. Treasury Strips Coupon	4.135(s)	02/15/39	5,690	3,018,812
U.S. Treasury Strips Coupon	4.350(s)	08/15/41	8,735	4,061,093
U.S. Treasury Strips Coupon	4.354(s)	08/15/51	9,600	2,811,375
U.S. Treasury Strips Coupon	4.458(s)	02/15/49	13,080	4,236,183
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	60	19,624
U.S. Treasury Strips Coupon	4.663(s)	02/15/50	410	127,116
U.S. Treasury Strips Coupon	4.770(s)	11/15/49	795	248,903
U.S. Treasury Strips Coupon	4.800(s)	05/15/42	115	51,400
U.S. Treasury Strips Coupon	4.920(s)	08/15/48	225	74,399
U.S. Treasury Strips Coupon	5.317(s)	02/15/40	4,075	2,052,463

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon(k)	5.346%(s)	05/15/40	20,030	$9,950,841

TOTAL U.S. TREASURY OBLIGATIONS (cost $ 56,553,942)				53,306,509

TOTAL LONG-TERM INVESTMENTS (cost $ 266,873,263)				248,497,037

			Shares

SHORT-TERM INVESTMENT 2.3%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.497%) (cost $ 5,694,269)(wb)			5,694,269	5,694,269

TOTAL INVESTMENTS 102.3% (cost $ 272,567,532)				254,191,306
Liabilities in excess of other assets(z) (2.3)%				(5,808,457)

NET ASSETS 100.0%				$248,382,849

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Government Income Fund 69

PGIM Government Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc.	3.000%	TBA	03/13/25	$(5,000)	$(4,355,078)
Federal National Mortgage Assoc.	4.000%	TBA	04/14/25	(1,500)	(1,405,708)
Government National Mortgage Assoc.	4.500%	TBA	04/21/25	(1,000)	(964,703)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $6,639,746)					$(6,725,489)

Futures contracts outstanding at February 28, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
200	2 Year U.S. Treasury Notes	Jun. 2025	$41,393,750	$180,890
131	5 Year U.S. Treasury Notes	Jun. 2025	14,139,813	148,386
3	10 Year U.S. Treasury Notes	Jun. 2025	333,281	(164)
43	10 Year U.S. Ultra Treasury Notes	Jun. 2025	4,912,750	72,067

				401,179

Short Positions:
307	20 Year U.S. Treasury Bonds	Jun. 2025	36,254,781	(824,113)
35	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	4,344,375	(153,858)
25	30 Year UMBS TBA – 3.0% Coupon	Apr. 2025	2,169,727	(6,966)
30	30 Year UMBS TBA – 3.5% Coupon	Apr. 2025	2,717,578	(53,945)
5	30 Year UMBS TBA – 4.0% Coupon	Apr. 2025	467,695	(9,186)

				(1,048,068)

				$(646,889)

Interest rate swap agreements outstanding at February 28, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
5,936	03/08/25	4.390%(A)	1 Day SOFR(2)(A)/ 4.946%	$—	$(8,489)	$(8,489)
7,632	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.110%	—	1,948	1,948

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Interest rate swap agreements outstanding at February 28, 2025 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at February 28, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
20,320	05/07/25	4.321	%(A)	1 Day USOIS(2)(A)/ 4.330%	$—	$(32)	$(32)
7,835	08/31/25	4.805	%(A)	1 Day SOFR(1)(A)/ 4.390%	—	(22,879)	(22,879)

					$—	$(29,452)	$(29,452)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$2,151,413

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations.	$—	$16,931,670	$—
Commercial Mortgage-Backed Securities	—	32,670,162	—
Corporate Bond	—	913,306	—
U.S. Government Agency Obligations	—	144,675,390	—
U.S. Treasury Obligations	—	53,306,509	—

See Notes to Financial Statements.

PGIM Government Income Fund 71

PGIM Government Income Fund

Schedule of Investments (continued)

as of February 28, 2025

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Short-Term Investment
Affiliated Mutual Fund	$5,694,269	$—	$—

Total	$5,694,269	$248,497,037	$—

Other Financial Instruments*
Assets
Futures Contracts	$401,343	$—	$—
Centrally Cleared Interest Rate Swap Agreement	—	1,948	—

Total	$401,343	$1,948	$—

Liabilities
Forward Commitment Contracts	$—	$(6,725,489)	$—
Futures Contracts	(1,048,232)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(31,400)	—

Total	$(1,048,232)	$(6,756,889)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2025 were as follows:

U.S. Government Agency Obligations	58.2%
U.S. Treasury Obligations	21.5
Commercial Mortgage-Backed Securities	13.1
Collateralized Loan Obligations	6.8
Affiliated Mutual Fund	2.3
Diversified Financial Services	0.4

102.3
Liabilities in excess of other assets	(2.3)

100.0%

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$401,343	*	Due from/to broker-variation margin futures	$1,048,232	*
Interest rate contracts	Due from/to broker-variation margin swaps	1,948	*	Due from/to broker-variation margin swaps	31,400	*

		$403,291			$1,079,632

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended February 28, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$702,568	$(813,211)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$473,187	$312,803

For the year ended February 28, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$96,875,632

See Notes to Financial Statements.

PGIM Government Income Fund 73

PGIM Government Income Fund

Schedule of Investments (continued)

as of February 28, 2025

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Short Positions (1)	$79,886,048
Interest Rate Swap Agreements (1)	31,545,000
Total Return Swap Agreements (1)	5,058,000

*	Average volume is based on average quarter end balances for the year ended February 28, 2025.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Government Income Fund

Statement of Assets & Liabilities

as of February 28, 2025

Assets

Investments at value:
Unaffiliated investments (cost $266,873,263)	$248,497,037
Affiliated investments (cost $5,694,269)	5,694,269
Receivable for investments sold	6,649,413
Interest receivable	721,837
Receivable for Fund shares sold	432,680
Prepaid expenses	1,749

Total Assets	261,996,985

Liabilities

Forward commitment contracts, at value (proceeds receivable $6,639,746)	6,725,489
Payable for investments purchased	5,936,914
Payable for Fund shares purchased	516,593
Accrued expenses and other liabilities	120,804
Management fee payable	98,716
Due to broker—variation margin futures	96,023
Dividends payable	58,067
Distribution fee payable	29,410
Affiliated transfer agent fee payable	28,330
Directors’ fees payable	2,040
Due to broker—variation margin swaps	1,750

Total Liabilities	13,614,136

Net Assets	$248,382,849

Net assets were comprised of:
Common stock, at par	$313
Paid-in capital in excess of par	353,375,299
Total distributable earnings (loss)	(104,992,763)

Net assets, February 28, 2025	$248,382,849

See Notes to Financial Statements.

PGIM Government Income Fund 75

PGIM Government Income Fund

Statement of Assets & Liabilities (continued)

as of February 28, 2025

Class A

Net asset value and redemption price per share, ($133,417,233 ÷ 16,775,502 shares of common stock issued and outstanding)	$7.95
Maximum sales charge (3.25% of offering price)	0.27

Maximum offering price to public	$8.22

Class C

Net asset value, offering price and redemption price per share, ($2,911,768 ÷ 365,168 shares of common stock issued and outstanding)	$7.97

Class R

Net asset value, offering price and redemption price per share, ($5,128,359 ÷ 643,669 shares of common stock issued and outstanding)	$7.97

Class Z

Net asset value, offering price and redemption price per share, ($54,292,159 ÷ 6,838,507 shares of common stock issued and outstanding)	$7.94

Class R6

Net asset value, offering price and redemption price per share, ($52,633,330 ÷ 6,635,593 shares of common stock issued and outstanding)	$7.93

See Notes to Financial Statements.

PGIM Government Income Fund

Statement of Operations

Year Ended February 28, 2025

Net Investment Income (Loss)

Income
Interest income	$11,596,913
Affiliated dividend income	108,472

Total income	11,705,385

Expenses
Management fee	1,345,284
Distribution fee(a)	428,542
Transfer agent’s fees and expenses (including affiliated expense of $108,914)(a)	302,207
Registration fees(a)	67,306
Custodian and accounting fees	57,599
Shareholders’ reports	44,841
Audit fee	41,681
Professional fees	37,837
Directors’ fees	12,874
Miscellaneous	39,829

Total expenses	2,378,000
Less: Fee waiver and/or expense reimbursement(a)	(348,475)
Distribution fee waiver(a)	(14,189)

Net expenses	2,015,336

Net investment income (loss)	9,690,049

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(18,865,234)
Futures transactions	702,568
Swap agreement transactions	(813,211)

(18,975,877)

Net change in unrealized appreciation (depreciation) on:
Investments	24,309,897
Futures	473,187
Swap agreements	312,803

25,095,887

Net gain (loss) on investment transactions	6,120,010

Net Increase (Decrease) In Net Assets Resulting From Operations	$15,810,059

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	353,575	32,401	42,566	—	—
Transfer agent’s fees and expenses	196,545	6,800	8,485	87,469	2,908
Registration fees	19,986	10,470	6,041	17,000	13,809
Fee waiver and/or expense reimbursement	(116,036)	(2,658)	(4,657)	(160,168)	(64,956)
Distribution fee waiver	—	—	(14,189)	—	—

See Notes to Financial Statements.

PGIM Government Income Fund 77

PGIM Government Income Fund

Statements of Changes in Net Assets

	Year Ended February 28/29,

	2025	2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$9,690,049	$14,644,643
Net realized gain (loss) on investment transactions	(18,975,877)	(39,380,882)
Net change in unrealized appreciation (depreciation) on investments	25,095,887	29,889,298

Net increase (decrease) in net assets resulting from operations	15,810,059	5,153,059

Dividends and Distributions
Distributions from distributable earnings
Class A	(4,839,512)	(5,325,979)
Class C	(74,294)	(84,766)
Class R	(173,812)	(187,944)
Class Z	(2,950,769)	(7,330,778)
Class R6	(2,252,862)	(2,864,489)

	(10,291,249)	(15,793,956)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	35,009,550	138,535,893
Net asset value of shares issued in reinvestment of dividends and distributions	9,547,273	14,733,326
Cost of shares purchased	(135,967,163)	(338,190,696)

Net increase (decrease) in net assets from Fund share transactions	(91,410,340)	(184,921,477)

Total increase (decrease)	(85,891,530)	(195,562,374)

Net Assets:
Beginning of year	334,274,379	529,836,753

End of year	$248,382,849	$334,274,379

See Notes to Financial Statements.

PGIM Government Income Fund

Financial Highlights

Class A Shares
	Year Ended February 28/29,
	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.80	$7.90	$9.08	$9.86	$10.01
Income (loss) from investment operations:
Net investment income (loss)	0.25	0.22	0.15	0.07	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.17	(0.07)	(1.14)	(0.53)	(0.05)
Total from investment operations	0.42	0.15	(0.99)	(0.46)	0.01
Less Dividends and Distributions:
Dividends from net investment income	(0.27)	(0.25)	(0.19)	(0.16)	(0.16)
Distributions from net realized gains	-	-	-	(0.16)	-
Total dividends and distributions	(0.27)	(0.25)	(0.19)	(0.32)	(0.16)
Net asset value, end of year	$7.95	$7.80	$7.90	$9.08	$9.86
Total Return(b):	5.47%	1.88%	(10.90)%	(4.72)%	0.08%

Ratios/Supplemental Data:
Net assets, end of year (000)	$133,417	$146,542	$185,497	$217,848	$268,126
Average net assets (000)	$141,430	$170,802	$188,326	$244,663	$357,068
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.87%	1.06%	1.08%	0.98%	0.95%
Expenses before waivers and/or expense reimbursement	0.95%	1.11%	1.13%	1.02%	1.00%
Net investment income (loss)	3.21%	2.87%	1.84%	0.74%	0.56%
Portfolio turnover rate(d)(e)	91%	111%	197%	143%	232%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund 79

PGIM Government Income Fund

Financial Highlights (continued)

Class C Shares
	Year Ended February 28/29,
	2025	2024	2023	2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.82	$7.92	$9.10	$9.88		$10.04
Income (loss) from investment operations:
Net investment income (loss)	0.16 (b)	0.16	0.06	(0.01	)(b)	(0.02	)(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.17 (c)	(0.08)	(1.13)	(0.53)		(0.05)
Total from investment operations	0.33	0.08	(1.07)	(0.54)		(0.07)
Less Dividends and Distributions:
Dividends from net investment income	(0.18)	(0.18)	(0.11)	(0.08)		(0.09)
Distributions from net realized gains	-	-	-	(0.16)		-
Total dividends and distributions	(0.18)	(0.18)	(0.11)	(0.24)		(0.09)
Net asset value, end of year	$7.97	$7.82	$7.92	$9.10		$9.88
Total Return(d):	4.28%	0.97%	(11.79)%	(5.50)%		(0.75)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,912	$3,622	$3,554	$6,098		$12,166
Average net assets (000)	$3,240	$3,805	$4,311	$8,379		$13,921
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.00%	1.95%	2.11%	1.81%		1.69%
Expenses before waivers and/or expense reimbursement	2.08%	2.00%	2.16%	1.85%		1.74%
Net investment income (loss)	2.08%	1.98%	0.78%	(0.09)%		(0.20)%
Portfolio turnover rate(f)(g)	91%	111%	197%	143%		232%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund

Financial Highlights  (continued)

Class R Shares
	Year Ended February 28/29,
	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.82	$7.91	$9.09	$9.87	$10.03
Income (loss) from investment operations:
Net investment income (loss)	0.22	0.21	0.13	0.04	0.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.17	(0.07)	(1.14)	(0.52)	(0.06)
Total from investment operations	0.39	0.14	(1.01)	(0.48)	(0.03)
Less Dividends and Distributions:
Dividends from net investment income	(0.24)	(0.23)	(0.17)	(0.14)	(0.13)
Distributions from net realized gains	-	-	-	(0.16)	-
Total dividends and distributions	(0.24)	(0.23)	(0.17)	(0.30)	(0.13)
Net asset value, end of year	$7.97	$7.82	$7.91	$9.09	$9.87
Total Return(b):	5.08%	1.80%	(11.12)%	(5.01)%	(0.30)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$5,128	$6,504	$6,586	$8,465	$11,915
Average net assets (000)	$5,675	$6,416	$7,218	$10,282	$12,173
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.23%	1.25%	1.35%	1.28%	1.24%
Expenses before waivers and/or expense reimbursement	1.56%	1.55%	1.65%	1.57%	1.54%
Net investment income (loss)	2.86%	2.68%	1.56%	0.44%	0.29%
Portfolio turnover rate(d)(e)	91%	111%	197%	143%	232%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund 81

PGIM Government Income Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended February 28/29,
	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.79	$7.89	$9.06	$9.84	$9.99
Income (loss) from investment operations:
Net investment income (loss)	0.28	0.27	0.21	0.12	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.17	(0.08)	(1.14)	(0.53)	(0.04)
Total from investment operations	0.45	0.19	(0.93)	(0.41)	0.06
Less Dividends and Distributions:
Dividends from net investment income	(0.30)	(0.29)	(0.24)	(0.21)	(0.21)
Distributions from net realized gains	-	-	-	(0.16)	-
Total dividends and distributions	(0.30)	(0.29)	(0.24)	(0.37)	(0.21)
Net asset value, end of year	$7.94	$7.79	$7.89	$9.06	$9.84
Total Return(b):	5.89%	2.45%	(10.27)%	(4.26)%	0.55%

Ratios/Supplemental Data:
Net assets, end of year (000)	$54,292	$112,247	$250,587	$128,655	$233,898
Average net assets (000)	$77,088	$199,984	$179,454	$163,472	$272,278
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.48%	0.48%	0.48%	0.48%	0.48%
Expenses before waivers and/or expense reimbursement	0.69%	0.66%	0.64%	0.61%	0.66%
Net investment income (loss)	3.62%	3.42%	2.53%	1.23%	1.00%
Portfolio turnover rate(d)(e)	91%	111%	197%	143%	232%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund

Financial Highlights  (continued)

Class R6 Shares
	Year Ended February 28/29,
	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.78	$7.88	$9.05	$9.83	$9.98
Income (loss) from investment operations:
Net investment income (loss)	0.28	0.27	0.20	0.12	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.17	(0.08)	(1.13)	(0.53)	(0.04)
Total from investment operations	0.45	0.19	(0.93)	(0.41)	0.06
Less Dividends and Distributions:
Dividends from net investment income	(0.30)	(0.29)	(0.24)	(0.21)	(0.21)
Distributions from net realized gains	-	-	-	(0.16)	-
Total dividends and distributions	(0.30)	(0.29)	(0.24)	(0.37)	(0.21)
Net asset value, end of year	$7.93	$7.78	$7.88	$9.05	$9.83
Total Return(b):	5.90%	2.46%	(10.28)%	(4.26)%	0.46%

Ratios/Supplemental Data:
Net assets, end of year (000)	$52,633	$65,360	$83,613	$94,271	$113,817
Average net assets (000)	$58,797	$77,396	$82,904	$106,410	$103,539
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.47%	0.47%	0.47%	0.47%	0.47%
Expenses before waivers and/or expense reimbursement	0.58%	0.55%	0.56%	0.54%	0.54%
Net investment income (loss)	3.62%	3.45%	2.45%	1.25%	1.02%
Portfolio turnover rate(d)(e)	91%	111%	197%	143%	232%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund 83

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios, Inc. 14 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM Floating Rate Income Fund and Government Income Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for the purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Floating Rate Income Fund (“Floating Rate Income”)	to maximize current income. The secondary objective is to seek capital appreciation when consistent with the Fund’s primary objective.
PGIM Government Income Fund (“Government Income”)	to seek high current return.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in

Notes to Financial Statements (continued)

the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Notes to Financial Statements (continued)

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds enter into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions. The cash amounts pledged for futures contracts are considered restricted cash and are included in “Due to broker-variation margin futures” in the Statement of Assets and Liabilities.

Certain Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments. The cash amounts pledged for swaps contracts are considered restricted cash and are included in “Deposit with broker for centrally cleared/exchange-traded derivatives” in the Statement of Assets and Liabilities.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Funds used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, has entered into CDS contracts to provide a measure of protection

Notes to Financial Statements (continued)

against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Funds entered into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Funds’ favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Floating Rate Income Fund invested at least 80% of its investable assets in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. Most bank loans are senior in rank (“senior loans”) in the event of bankruptcy to most other securities of the issuer, such as common stock or publicly-issued bonds. Bank loans are often secured by specific collateral of the issuer so that holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Funds. In addition, loans trade in an over-the counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods.

Reverse Repurchase Agreements: The Floating Rate Income Fund enters reverse repurchase agreements with qualified third-party broker-dealers in which the Fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. The Fund receives securities and/or cash as collateral with a market value in-excess of the repurchase price to be paid by the Fund upon the maturity of the transaction. During the term of the agreement, the Fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Due to the short-term nature of reverse repurchase agreements, face value approximates fair value. Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities. Interest payments made by the Fund to the counterparties are recorded as a component of interest expense in the Statement of Operations.

Notes to Financial Statements (continued)

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of each Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by each Fund is segregated by each Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by each Fund and the applicable counterparty. Collateral requirements are determined based on each Fund’s net position with each counterparty. Termination events applicable to each Fund may occur upon a decline in each Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of each Fund’s counterparties to elect early termination could impact each Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: Certain Funds held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Funds until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Funds invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or

Notes to Financial Statements (continued)

recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Funds purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Funds entered into mortgage dollar rolls in which the Funds sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgoes principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Funds maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Funds are subject to the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of

Notes to Financial Statements (continued)

dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of each subadviser’s performance of such services, and for rendering administrative services with respect to each Fund.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to each Fund through its business unit PGIM Fixed Income and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2025, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Floating Rate Income	0.65% on average daily net assets up to and including $5 billion; 0.625% on average daily net assets exceeding $5 billion.	0.65%
Government Income	0.470% on average daily net assets up to $1 billion; 0.420% on average daily net assets from $1 billion to $2 billion; 0.320% on average daily net assets from $2 billion to $3 billion; 0.270% on average daily net assets over $3 billion.	0.47

The Manager has contractually agreed, through June 30, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees, to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Floating Rate Income - Class A	0.95%
Floating Rate Income - Class C	1.70
Floating Rate Income - Class Z	0.70
Floating Rate Income - Class R6	0.65
Government Income - Class A	—
Government Income - Class C	—
Government Income - Class R	—
Government Income - Class Z	0.48
Government Income - Class R6	0.47

Separately, the Manager has contractually agreed that to the extent the Fund invests in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. This waiver will be effective at any time the Fund is invested in the PGIM ETF and will remain in effect for so long as the Fund is invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Fund.

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has

Notes to Financial Statements (continued)

contractually agreed through June 30, 2026 to limit such fees on certain classes of the Government Income Fund based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

Each Fund’s annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee
Floating Rate Income - Class A	0.25%	0.25%
Floating Rate Income - Class C	1.00	1.00
Floating Rate Income - Class Z	N/A	N/A
Floating Rate Income - Class R6	N/A	N/A
Government Income - Class A	0.25	0.25
Government Income - Class C	1.00	1.00
Government Income - Class R	0.75	0.50
Government Income - Class Z	N/A	N/A
Government Income - Class R6	N/A	N/A

For the year ended February 28, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Floating Rate Income - Class A	$136,117	$12,671
Floating Rate Income - Class C	—	11,818
Government Income - Class A	31,232	288
Government Income - Class C	—	100

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM

Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended February 28, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended February 28, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Floating Rate Income	$2,401,683,717	$1,868,805,854
Government Income	163,410,116	226,450,809

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended February 28, 2025, is presented as follows:

Floating	Rate Income:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM Active High Yield Bond ETF (1)

$ —	$ 6,974,001	$ —	$ 113,999	$ —	$ 7,088,000	200,000	$ 86,821

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(1)(wa)

$35,419,001	$1,019,477,284	$811,301,792	$ —	$ —	$243,594,493	243,594,493	$2,560,359

PGIM Institutional Money Market Fund (7-day effective yield 4.544%)(1)(b)(wa)

16,673,934	78,080,114	91,488,548	(1,290)	(1,351)	3,262,859	3,265,145	23,784	(2)

$52,092,935	$1,097,557,398	$902,790,340	$ (1,290)	$(1,351)	$246,857,352		$2,584,143

$52,092,935	$1,104,531,399	$902,790,340	$112,709	$(1,351)	$253,945,352		$2,670,964

Notes to Financial Statements (continued)

Government Income:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(1)(wb)

$2,425,135	$97,391,676	$94,122,542	$—	$—	$5,694,269	5,694,269	$108,472

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended February 28, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

Floating Rate Income	$177,385,003	$—	$—	$177,385,003

Government Income	10,291,249	—	—	10,291,249

For the year ended February 29, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

Floating Rate Income	$190,467,942	$—	$2,208,923	$192,676,865

Government Income	15,793,956	—	—	15,793,956

For the year ended February 28, 2025, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains

Floating Rate Income	$5,071,225	$—

Government Income	219,488	—

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of February 28, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

Floating Rate Income	$2,865,905,966	$48,026,978	$(84,821,821)	$(36,794,843)

Government Income	268,769,236	2,615,239	(24,594,999)	(21,979,760)

The difference between GAAP and tax basis was primarily attributable to deferred losses on wash sales, mark-to-market of futures and forwards contracts, swap, interest accrual on defaulted securities, and bond amortization adjustment and the difference in the treatment of premium amortization for GAAP and tax purposes, straddle loss deferrals, and futures.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of February 28, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized

Floating Rate Income	$368,458,000	$—

Government Income	81,632,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2025 are subject to such review.

7.	Capital and Ownership

The Floating Rate Income Fund offers Class A, Class C, Class Z and Class R6 shares. The Government Income Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25% for the Floating Rate Income Fund and 3.25% for the Government Income Fund. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Notes to Financial Statements (continued)

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 5,750,000,000 shares of common stock, $0.00001 par value per share. The authorized shares of the Funds are currently classified and designated as follows:

Fund	Number of Shares

Floating Rate Income - Class A	150,000,000

Floating Rate Income - Class C	100,000,000

Floating Rate Income - Class Z	2,000,000,000

Floating Rate Income - Class R6	1,000,000,000

Government Income - Class A	230,000,000

Government Income - Class B	5,000,000

Government Income - Class C	495,000,000

Government Income - Class R	500,000,000

Government Income - Class Z	500,000,000

Government Income - Class T	270,000,000

Government Income - Class R6	500,000,000

The Funds currently do not have any Class B or Class T shares outstanding.

As of February 28, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

Floating Rate Income–Class Z	43,688	0.1%

Government Income–Class Z	4,566	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Floating Rate Income	—	—%

Government Income	—	—

Unaffiliated:

Floating Rate Income	8	82.2

Government Income	6	64.0

Transactions in shares of common stock were as follows:

Floating Rate Income:

Share Class	Shares	Amount

Class A

Year ended February 28, 2025:

Shares sold	9,156,886	$83,508,763

Shares issued in reinvestment of dividends and distributions	1,740,615	15,862,065

Shares purchased	(7,579,805)	(69,082,702)

Net increase (decrease) in shares outstanding before conversion	3,317,696	30,288,126

Shares issued upon conversion from other share class(es)	793,533	7,234,771

Shares purchased upon conversion into other share class(es)	(477,017)	(4,344,610)

Net increase (decrease) in shares outstanding	3,634,212	$33,178,287

Year ended February 29, 2024:

Shares sold	8,314,896	$74,659,942

Shares issued in reinvestment of dividends and distributions	1,768,914	15,885,043

Shares purchased	(9,304,086)	(83,493,240)

Net increase (decrease) in shares outstanding before conversion	779,724	7,051,745

Shares issued upon conversion from other share class(es)	735,188	6,591,587

Shares purchased upon conversion into other share class(es)	(524,808)	(4,701,155)

Net increase (decrease) in shares outstanding	990,104	$8,942,177

Class C

Year ended February 28, 2025:

Shares sold	1,391,778	$12,705,433

Shares issued in reinvestment of dividends and distributions	396,281	3,613,240

Shares purchased	(1,682,725)	(15,338,454)

Net increase (decrease) in shares outstanding before conversion	105,334	980,219

Shares purchased upon conversion into other share class(es)	(537,919)	(4,906,452)

Net increase (decrease) in shares outstanding	(432,585)	$(3,926,233)

Year ended February 29, 2024:

Shares sold	1,264,260	$11,361,003

Shares issued in reinvestment of dividends and distributions	490,706	4,406,751

Shares purchased	(2,491,857)	(22,314,005)

Net increase (decrease) in shares outstanding before conversion	(736,891)	(6,546,251)

Shares purchased upon conversion into other share class(es)	(425,682)	(3,819,670)

Net increase (decrease) in shares outstanding	(1,162,573)	$(10,365,921)

Notes to Financial Statements (continued)

Floating Rate Income (cont’d.):

Share Class	Shares	Amount

Class Z

Year ended February 28, 2025:

Shares sold	107,929,503	$985,988,899

Shares issued in reinvestment of dividends and distributions	14,631,164	133,480,452

Shares purchased	(76,520,816)	(697,849,223)

Net increase (decrease) in shares outstanding before conversion	46,039,851	421,620,128

Shares issued upon conversion from other share class(es)	1,150,744	10,512,944

Shares purchased upon conversion into other share class(es)	(1,110,098)	(10,123,737)

Net increase (decrease) in shares outstanding	46,080,497	$422,009,335

Year ended February 29, 2024:

Shares sold	65,135,149	$585,895,333

Shares issued in reinvestment of dividends and distributions	16,051,718	144,180,446

Shares purchased	(143,083,136)	(1,277,412,597)

Net increase (decrease) in shares outstanding before conversion	(61,896,269)	(547,336,818)

Shares issued upon conversion from other share class(es)	732,134	6,557,433

Shares purchased upon conversion into other share class(es)	(1,322,616)	(11,849,732)

Net increase (decrease) in shares outstanding	(62,486,751)	$(552,629,117)

Class R6

Year ended February 28, 2025:

Shares sold	5,998,162	$54,787,445

Shares issued in reinvestment of dividends and distributions	1,330,705	12,142,187

Shares purchased	(10,969,424)	(100,211,060)

Net increase (decrease) in shares outstanding before conversion	(3,640,557)	(33,281,428)

Shares issued upon conversion from other share class(es)	755,617	6,886,689

Shares purchased upon conversion into other share class(es)	(574,821)	(5,259,605)

Net increase (decrease) in shares outstanding	(3,459,761)	$(31,654,344)

Year ended February 29, 2024:

Shares sold	8,760,863	$79,100,563

Shares issued in reinvestment of dividends and distributions	1,911,747	17,162,370

Shares purchased	(20,832,111)	(186,601,411)

Net increase (decrease) in shares outstanding before conversion	(10,159,501)	(90,338,478)

Shares issued upon conversion from other share class(es)	925,337	8,286,812

Shares purchased upon conversion into other share class(es)	(119,554)	(1,065,275)

Net increase (decrease) in shares outstanding	(9,353,718)	$(83,116,941)

Government Income:

Share Class	Shares	Amount

Class A

Year ended February 28, 2025:

Shares sold	1,148,705	$9,043,598

Shares issued in reinvestment of dividends and distributions	583,346	4,583,353

Shares purchased	(3,729,432)	(29,230,795)

Net increase (decrease) in shares outstanding before conversion	(1,997,381)	(15,603,844)

Shares issued upon conversion from other share class(es)	68,720	536,595

Shares purchased upon conversion into other share class(es)	(74,337)	(582,058)

Net increase (decrease) in shares outstanding	(2,002,998)	$(15,649,307)

Year ended February 29, 2024:

Shares sold	2,092,789	$16,456,529

Shares issued in reinvestment of dividends and distributions	606,196	4,744,361

Shares purchased	(7,366,723)	(56,576,939)

Net increase (decrease) in shares outstanding before conversion	(4,667,738)	(35,376,049)

Shares issued upon conversion from other share class(es)	63,531	500,603

Shares purchased upon conversion into other share class(es)	(98,040)	(769,598)

Net increase (decrease) in shares outstanding	(4,702,247)	$(35,645,044)

Class C

Year ended February 28, 2025:

Shares sold	44,913	$356,348

Shares issued in reinvestment of dividends and distributions	9,401	74,053

Shares purchased	(102,139)	(801,680)

Net increase (decrease) in shares outstanding before conversion	(47,825)	(371,279)

Shares purchased upon conversion into other share class(es)	(49,862)	(392,817)

Net increase (decrease) in shares outstanding	(97,687)	$(764,096)

Year ended February 29, 2024:

Shares sold	175,000	$1,396,842

Shares issued in reinvestment of dividends and distributions	10,580	83,011

Shares purchased	(130,478)	(1,027,318)

Net increase (decrease) in shares outstanding before conversion	55,102	452,535

Shares purchased upon conversion into other share class(es)	(40,986)	(322,915)

Net increase (decrease) in shares outstanding	14,116	$129,620

Class R

Year ended February 28, 2025:

Shares sold	67,029	$521,798

Shares issued in reinvestment of dividends and distributions	20,078	157,961

Shares purchased	(275,401)	(2,197,142)

Net increase (decrease) in shares outstanding	(188,294)	$(1,517,383)

Notes to Financial Statements (continued)

Government Income (cont’d.):

Share Class	Shares	Amount

Year ended February 29, 2024:

Shares sold	126,722	$995,171

Shares issued in reinvestment of dividends and distributions	20,457	160,416

Shares purchased	(147,424)	(1,160,834)

Net increase (decrease) in shares outstanding	(245)	$(5,247)

Class Z

Year ended February 28, 2025:

Shares sold	1,996,403	$15,560,963

Shares issued in reinvestment of dividends and distributions	317,473	2,485,041

Shares purchased	(9,911,792)	(77,995,787)

Net increase (decrease) in shares outstanding before conversion	(7,597,916)	(59,949,783)

Shares issued upon conversion from other share class(es)	71,837	562,618

Shares purchased upon conversion into other share class(es)	(45,172)	(354,864)

Net increase (decrease) in shares outstanding	(7,571,251)	$(59,742,029)

Year ended February 29, 2024:

Shares sold	13,220,362	$104,238,443

Shares issued in reinvestment of dividends and distributions	879,580	6,883,849

Shares purchased	(31,514,217)	(243,910,667)

Net increase (decrease) in shares outstanding before conversion	(17,414,275)	(132,788,375)

Shares issued upon conversion from other share class(es)	79,533	624,979

Shares purchased upon conversion into other share class(es)	(32,073)	(253,948)

Net increase (decrease) in shares outstanding	(17,366,815)	$(132,417,344)

Class R6

Year ended February 28, 2025:

Shares sold	1,210,351	$9,526,843

Shares issued in reinvestment of dividends and distributions	286,864	2,246,865

Shares purchased	(3,287,943)	(25,741,759)

Net increase (decrease) in shares outstanding before conversion	(1,790,728)	(13,968,051)

Shares issued upon conversion from other share class(es)	42,330	333,505

Shares purchased upon conversion into other share class(es)	(13,243)	(102,979)

Net increase (decrease) in shares outstanding	(1,761,641)	$(13,737,525)

Government Income (cont’d.):

Share Class	Shares	Amount

Year ended February 29, 2024:

Shares sold	1,964,322	$15,448,908

Shares issued in reinvestment of dividends and distributions	366,468	2,861,689

Shares purchased	(4,573,433)	(35,514,938)

Net increase (decrease) in shares outstanding before conversion	(2,242,643)	(17,204,341)

Shares issued upon conversion from other share class(es)	29,858	233,228

Shares purchased upon conversion into other share class(es)	(1,562)	(12,349)

Net increase (decrease) in shares outstanding	(2,214,347)	$(16,983,462)

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024

Total Commitment	Tranche A: $1,200,000,000 Tranche B: $125,000,000*	Tranche A: $1,200,000,000 Tranche B: $125,000,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

*

Only PGIM Floating Rate Income Fund and one other fund are party to, and are allocated commitment fees related to, Tranche B of the SCA, in addition to Tranche A. The other Participating Funds are only party to Tranche A of the SCA.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the year ended February 28, 2025. The

Notes to Financial Statements (continued)

average balance outstanding is for the number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at February 28, 2025

Floating Rate Income	$7,625,731	6.42%	52	$30,693,000	$—

Government Income	241,000	6.41	3	241,000	—

9. Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Floating Rate Income	Government Income

Adjustable and Floating Rate Securities	X	–

Covenant-Life	X	–

Credit	X	X

Debt Obligations	X	X

Derivatives	X	X

Economic and Market Events	X	X

Emerging Markets	X	–

Floating Rate and Other Loans	X	–

Foreign Securities	X	–

Increase in Expenses	X	X

Interest Rate	X	X

Junk Bonds	X	–

Large Shareholder and Large Scale Redemption	X	X

Leverage	X	–

Liquidity	X	–

Loan Liquidity and Settlement	X	–

Management	X	–

Market Disruption and Geopolitical	X	X

Market	X	X

Mortgage-Backed and Asset-Backed Securities	–	X

Portfolio Turnover	X	X

U.S. Government and Agency Securities	–	X

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the

Notes to Financial Statements (continued)

instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an OTC market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

Notes to Financial Statements (continued)

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment return.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Loan Liquidity and Settlement Risk: The Fund’s investments in loans may subject it to additional illiquidity risks. Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time. During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed. Difficulty in selling a loan can result in a loss. Certain of the Fund’s assets may be invested in assets that are considerably less liquid than debt instruments traded on national exchanges. Market quotations for such assets may be volatile and/or subject to large spreads between bid and ask prices. Loans trade in an over-the-counter market, and confirmation and settlement may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods stated in the Fund’s prospectus. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or borrow from banks.

The Fund may borrow to meet redemptions and may choose to keep such borrowings outstanding until loans or other portfolio transactions settle or for other extended periods.

Notes to Financial Statements (continued)

During the period when borrowings are outstanding, the Fund will incur interest expense. The Fund’s portfolio may also be subject to greater volatility during periods of borrowing, which can have an adverse impact on the Fund’s net asset value. The Fund will be required to maintain specified asset coverage by applicable federal securities laws and the terms of its credit facility with the lender with respect to its borrowings. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors cause the Fund to fail to meet its asset coverage requirements.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10. Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of February 28, 2025.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential Investment Portfolios, Inc. 14 and Shareholders of PGIM Floating Rate Income Fund and PGIM Government Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Floating Rate Income Fund and PGIM Government Income Fund (constituting Prudential Investment Portfolios, Inc. 14, hereafter collectively referred to as the “Funds”) as of February 28, 2025, the related statements of operations for the year ended February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025 and each of the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

April 15, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies -None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 14

By:	/s/ Andrew R. French
Andrew R. French Secretary

Date:	April 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 15, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	April 15, 2025